As filed with the Securities and Exchange Commission on March 30, 1998
	Securities Act Registration No. 33 -43446
	Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 18		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 18
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to 	[  ]	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY INVESTMENT TRUST

FORM  N-1A


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Part B:
STATEMENT OF ADDITIONAL INFORMATION
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis
Prospectus Summary

3.  Financial Highlights
Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objective and Management Policies;
Additional Information

5.  Management of the Fund
Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report

6.  Capital Stock and Other
Securities
Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information

7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information

8.  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege

9.  Pending Legal Proceedings
Not applicable

Part B Item No.
Statement of Additional
Information Caption

10.  Cover Page
Cover Page

11.  Table of Contents
Table of Contents

12.  General Information and
History
Distributor; Additional
Information

13.  Investment Objective and
Policies
Investment Objectives and
Management Policies

14.  Management of the Fund
Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal
Holders of Securities
Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services
Management of the Trust and the
Funds; Distributor

17.  Brokerage Allocation and Other
Services
Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Pricing of Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance
Data
Performance Data

23.  Financial Statements
Financial Statements


     PART A

PROSPECTUS
As filed with the Securities and Exchange Commission on March 30, 1998
	Securities Act Registration No. 33 -43446
	Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 18		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 18
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to 	[  ]	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY INVESTMENT TRUST

FORM  N-1A


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND




Part B:
STATEMENT OF ADDITIONAL INFORMATION
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY


Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis
Prospectus Summary

3.  Financial Highlights
Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objective and Management Policies;
Additional Information

5.  Management of the Fund
Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report

6.  Capital Stock and Other
Securities
Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information

7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information

8.  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege

9.  Pending Legal Proceedings
Not applicable

Part B Item No.
Statement of Additional
Information Caption

10.  Cover Page
Cover Page

11.  Table of Contents
Table of Contents

12.  General Information and
History
Distributor; Additional
Information

13.  Investment Objective and
Policies
Investment Objectives and
Management Policies

14.  Management of the Fund
Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal
Holders of Securities
Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services
Management of the Trust and the
Funds; Distributor

17.  Brokerage Allocation and Other
Services
Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Pricing of Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance
Data
Performance Data

23.  Financial Statements
Financial Statements




     PART A

PROSPECTUS

P R O S P E C T U S

                                                                    SMITH BARNEY
                                                                    Intermediate
                                                                        Maturity
                                                                      California
                                                                      Municipals
                                                                            Fund



                                                             MARCH 30, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       INVESTING FOR YOUR FUTURE
       EVERYDAY.

PROSPECTUS                                                  MARCH 30, 1998

Smith Barney Intermediate Maturity
California Municipals Fund
388 Greenwich Street
New York, New York 10013

1-800-451-2010

  Smith Barney Intermediate Maturity California Municipals Fund (the "Fund") seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of California and its politi-cal subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end manage-ment investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information (the "SAI") dated March 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            26
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             26
-------------------------------------------------
PURCHASE OF SHARES                             29
-------------------------------------------------
EXCHANGE PRIVILEGE                             35
-------------------------------------------------
REDEMPTION OF SHARES                           37
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           40
-------------------------------------------------
PERFORMANCE                                    40
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           41
-------------------------------------------------
DISTRIBUTOR                                    42
-------------------------------------------------
ADDITIONAL INFORMATION                         43
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by the detailed informa-tion appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. The Fund invests primarily in investment grade obligations issued by the State of California and its political subdivisions, agencies and public authorities. The weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers three classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--No Initial Sales Charge."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charge and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any con-version rights of the classes in the context of their own investment time frame.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, pur-chasers eligible to purchase Class A shares at net asset value should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences among the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "'Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHA 1998 as Accession Number 91155-98-000062.


	Included in Part C:

	Consent of Independent Accountants is filed herewith.

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agredings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services hold-ing company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money mar-ket fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Fund's net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securi-ties the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Group ("S&P") or BBB by Fitch IBCA, Inc. ("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch represent their opin-ions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.

  The Fund may invest up to 20% of its total assets in unrated securities that the Adviser determines to be of comparable quality to the securities rated investment grade in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Fund's ability to sell these securities when the Adviser deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.

  Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments exposing the Fund to risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment techniques involv- ing risks to the Fund. See "Investment Objective and Management Policies--

Investment Techniques--Risk Factors and Special Considerations" and "Dividends, Distributions and Taxes."

  Investment in the Fund which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See "Invest-ment Objective and Management Policies--Risk Factors and Special Considera-tions." Investment in the Fund involves risks and special considerations appli-cable to the State of California. See "Investment Objective and Management Pol-icies--Risk Factors and Special Considerations."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based upon the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                           CLASS A CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)               2.00%   None    None
    Maximum CDSC (as a percentage of original cost or
      redemption proceeds, whichever is lower)          None*   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES***
    (as a percentage of average net assets)
    Management fees (after fee waivers)                 0.12%   0.12%   0.12%
    12b-1 fees**                                        0.15    0.35     --
    Other expenses                                      0.48    0.49    0.44
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES
    (after waivers)                                     0.75%   0.96%   0.56%
------------------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Class C shares are subject to an ongoing distribution fee and, as a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** "Other expenses" have been restated to reflect the reimbursement percentages currently in effect for the Fund. During the fiscal year ended November 30, 1997, the Fund's investment adviser and administrator voluntarily waived portions of its fees and reimbursed the Fund for other expenses in the aggregate amount equal to 0.37% of the value of the Fund's average daily net assets thereby decreasing the amount paid in respect of management fees to 0.00% of the value of the Funds average daily net assets. This had the effect of lowering the Fund's overall expenses and increasing the returns available to investors. If MMC had elected not to waive fees and reimburse expenses, the Fund's total operating expenses for Class A, Class C and Class Y shares for the fiscal year ended November 30, 1997 would have been 1.12%, 1.33% and 0.94%, respectively, of the value of the Fund's average daily net assets. As of November 17, 1995, the Fund's investment advisory fee was decreased from 0.35% to 0.30% of the average daily net assets of the Fund.

  Class A shares of the Fund purchased through the Smith Barney Asset One Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors actu-ally may pay lower or no charges, depending on the amount purchased. See "Pur-chase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of this Class, consisting of a 0.20% distribution fee and a 0.15% service fee. "Other expenses" in the above table includes fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------------------------------
  An investor would pay the following expenses on
  a $1,000 investment, assuming (1) 5.00% annual
  return and (2) redemption at the end of each
  time period:
    Class A......................................   $28     $43     $61     $111
    Class C......................................    20      31      53      118
    Class Y......................................     6      18      31       70
  An investor would pay the following expenses on
  the same investment, assuming the same annual
  return and no redemption:
    Class A......................................   $28     $43     $61     $111
    Class C......................................    10      31      53      118
    Class Y......................................     6      18      31       70
----------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, inde-pendent auditors, whose report thereon appears in the Funds Annual Report dated November 30, 1997. The following information for the period ended Novem-ber 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by refer-ence into the SAI.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS A SHARES                       1997     1996     1995     1994      1993    1992(1)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                   $8.55    $8.53    $7.80    $8.50     $8.04    $7.90
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  OPERATIONS:
 Net investment income(1)              0.40     0.40     0.40     0.39      0.39     0.35
 Net realized and
   unrealized gain (loss)              0.11     0.02     0.73    (0.69)     0.46     0.14
--------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                           0.51     0.42     1.13    (0.30)     0.85     0.49
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                (0.40)   (0.40)   (0.40)   (0.39)    (0.39)   (0.35)
 Net realized gains                      --       --       --    (0.01)       --       --
--------------------------------------------------------------------------------------------
Total Distributions                   (0.40)   (0.40)   (0.40)   (0.40)    (0.39)   (0.35)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR                                $8.66    $8.55    $8.53    $7.80     $8.50    $8.04
--------------------------------------------------------------------------------------------
TOTAL RETURN(P)                        6.13%    5.05%   14.84%   (3.65)%   10.70%    6.33%++
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (000S)                            $25,630  $24,537  $26,211  $25,359   $32,514  $10,667
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses(2)                            0.75%    0.77%    0.75%    0.75%     0.72%    0.65%+
Net investment income                  4.65     4.69     4.89     4.73      4.45     4.81+
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                   9%      15%       8%      39%       16%      46%
--------------------------------------------------------------------------------------------

(1) For the period from December 31, 1991 (inception date) to November 30,
    1992.

(2) The investment adviser and administrator waived all or part of their fees for the five years ended November 30, 1997. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                      EXPENSE RATIOS
             PER SHARE DECREASES TO                WITHOUT FEE WAIVERS
              NET INVESTMENT INCOME                 AND REIMBURSEMENTS
       ----------------------------------- ------------------------------------
       1997  1996  1995  1994  1993  1992  1997  1996  1995  1994  1993   1992
       ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Class
  A    $0.03 $0.07 $0.03 $0.04 $0.07 $0.11 1.12% 1.54% 1.16% 1.24% 1.49% 2.18%+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

(P)Total Return does not reflect deduction of any applicable sales charge.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS C SHARES                       1997    1996    1995   1994(1)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR   $8.54   $8.52   $7.80   $7.76
---------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)             0.38    0.38    0.38    0.01
 Net realized and unrealized gain     0.11    0.02    0.72    0.05**
---------------------------------------------------------------------
Total Income From Operations          0.49    0.40    1.10    0.06
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               (0.38)  (0.38)  (0.38)  (0.02)
---------------------------------------------------------------------
Total Distributions                  (0.38)  (0.38)  (0.38)  (0.02)
---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $8.65   $8.54   $8.52   $7.80
---------------------------------------------------------------------
TOTAL RETURN(P)                       5.92%   4.84%  14.36%   0.72%++
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)      $3,419  $2,607  $2,254     $45
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                           0.96%   0.98%   0.98%   0.95%+
Net investment income                 4.44    4.48    4.54    4.53+
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  9%     15%      8%     39%
---------------------------------------------------------------------

(1) For the period from November 8, 1994 (inception date) to November 30,
    1994.

(2) The investment adviser and administrator waived all or part of their fees for the three years ended November 30, 1997 and the period ended November 30, 1994. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                        EXPENSE RATIOS
          PER SHARE DECREASES TO     WITHOUT FEE WAIVERS
           NET INVESTMENT INCOME      AND REIMBURSEMENTS
          -----------------------  ------------------------
          1997  1996  1995  1994   1997  1996  1995   1994
          ----- ----- ----- -----  ----- ----- ----- ------
 Class C  $0.03 $0.07 $0.03 $0.00* 1.33% 1.75% 1.39% 1.44%+

 * Amount represents less than $0.01 per share.

** The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

(P)Total Return does not reflect deduction of any applicable sales charge.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS Y SHARES                      1997   1996   1995 (1)
-----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $8.56  $8.54   $8.39
-----------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)            0.41   0.41    0.09
 Net realized and unrealized gain    0.11   0.02    0.15
-----------------------------------------------------------
Total Income From Operations         0.52   0.43    0.24
-----------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income              (0.42) (0.41)  (0.09)
-----------------------------------------------------------
Total Distributions                 (0.42) (0.41)  (0.09)
-----------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $8.66  $8.56   $8.54
-----------------------------------------------------------
TOTAL RETURN                         6.20%  5.22%   2.92%++
-----------------------------------------------------------
NET ASSETS, END OF YEAR (000S)       $292   $274    $261
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                          0.56%  0.59%   0.58%+
Net investment income                4.84   4.87    4.74+
-----------------------------------------------------------
PORTFOLIO TURNOVER RATE                 9%    15%      8%
-----------------------------------------------------------

(1) For the period from September 8, 1995 (inception date) to November 30,
    1995.

(2) The investment adviser and administrator waived all or part of their fees for the two years ended November 30, 1997 and the period ended November 30, 1995. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                     EXPENSE RATIOS
           PER SHARE DECREASE TO  WITHOUT FEE WAIVERS
           NET INVESTMENT INCOME   AND REIMBURSEMENTS
          ----------------------- ---------------------
           1997    1996    1995   1997    1996   1995
          ------- ------- ------- ------ ------ -------
 Class Y    $0.03 $  0.07   $0.03  0.94%  1.36%  0.99%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a major-ity (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

  Under normal market conditions, the Fund attempts to invest 100% of its assets in a portfolio of investment grade debt obligations issued by or on behalf of the State of California and other states, territories and posses-sions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Munici-pal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of California and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Com-monwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from California State personal income tax, are defined as "California Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in California Exempt Obli-gations rated investment grade.

  The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and California State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

  The Fund will invest at least 80% of its total assets in California Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moodys, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by the Adviser to be of a quality comparable to investment grade. The Fund will not invest in California Exempt Obligations that are rated lower than invest-ment grade at the time of purchase. Although California Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be invest-ment grade, they may be viewed as being subject to greater risks than other investment grade securities. California Exempt Obligations rated Baa by Moody's, for example, are considered medium grade obligations that lack out-standing investment characteristics and have speculative characteristics as well. California Exempt Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest. California Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

  The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the California Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The Adviser's judgment as to credit quality of a California Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating serv-ice. A description of Moody's, S&P and Fitch ratings relevant to the Fund's investments is included as an Appendix to the SAI. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dis-pose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer.

  California Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a partic-ular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general tax-ing power. Notes are short-term obligations of issuing municipalities or agen-cies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. California Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Cali-fornia Exempt Obligations, both within a particular classification and between classifications.

  The yields on, and values of, California Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, con-ditions in the California Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, California Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considera-tions--California Exempt Obligations."

  Issuers of California Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possi-bility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

 MATURITY OF OBLIGATIONS HELD BY THE FUND

  The Adviser believes that the Fund may offer an attractive investment oppor-tunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the Fund will normally be not less than three nor more than 10 years. The maxi-mum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.

 PRIVATE ACTIVITY BONDS

  The Fund may invest without limit in California Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases reve-nue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activi-ties is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on California Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term California Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in California Exempt Obligations.

 RELATED INSTRUMENTS

  The Fund may invest without limit in California Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial diffi-culties.

 OTHER MISCELLANEOUS POLICIES

  The Fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

 TYPES OF CALIFORNIA EXEMPT OBLIGATIONS HELD BY THE FUND

  Municipal Leases. The Fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase con-tract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability asso-ciated with more conventional bonds. Although "non-appropriation" lease obli-gations are often secured by the underlying property, disposition of the prop-erty in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obliga-tions, the Adviser will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipal-ity will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhance-ment such as insurance; and

(g) any limitations which are imposed on the lease obligor's ability to uti-lize substitute property or services other than those covered by the lease obligation.

  Municipal leases that the Fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which the Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the Trust's Board of Trustees.

  Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropri-ation risk that is backed by an irrevocable bank letter of credit or an insur-ance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

  Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon California Exempt Obligations. Zero coupon California Exempt Obliga-tions are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obliga-tions, which pay no interest for some initial period and thereafter pay inter-est currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon California Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the California Exempt Obligation's life or payment deferral period.

  Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain California Exempt Obligations. The underwriter of these certificates or receipts typically pur-chases California Exempt Obligations and deposits the obligations in an irrev-ocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon California Exempt Obligations described above. Although under the terms of a custodial receipt the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the under-lying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had pur-chased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recog-nition of any taxes paid.

  California Exempt Obligation Components. The Fund may invest in California Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the California Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

  Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Com-ponents from a fixed amount, the interest rate paid to Residual Component hold-ers will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than compa-rable changes in the market value of an equal principal amount of a fixed rate California Exempt Obligation having similar credit quality, redemption provi-sions and maturity.

  Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are California Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

  The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the out-standing principal amount of the obligations plus accrued interest upon a spec-ified number of days' notice to the holders of these obligations. The interest rate on a float-ing rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and vari-able rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and vari-able rate obligations held by the Fund are not secured by letters of credit or other credit support arrangements, the Fund's right to demand payment is depen-dent on the ability of the borrower to pay principal and interest on demand. The Adviser, on behalf of the Fund, will consider on an ongoing basis the cred-itworthiness of the issuers of floating and variable rate demand obligations held by the Fund.

  Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in California Exempt Obligations. A partici-pation interest gives the Fund an undivided interest in the California Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the California Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obli-gations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the California Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the California Exempt Obligation or to maintain or improve the quality of its investment portfolio.

  Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

  In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation mar-gin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

  A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the pur-chaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

  Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segre-gated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

  Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any partic-ular time. If closing a futures position in anticipation of adverse price move-ments is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures con-tract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

  If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation mar-gin requirements on the futures contracts at a time when it may be disadvanta-geous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

 TAXABLE INVESTMENTS

  Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when the Adviser believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term California Exempt Obligations and Tax-able Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obliga-tions or Auction Components, the Fund may not achieve its investment objective.

  Money market instruments in which the Fund may invest include: U.S. govern-ment securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating service or, if unrated, of an issuer having an outstand-ing, unsecured debt issue then rated within the three highest rating catego-ries; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

  U.S. government securities in which the Fund may invest include direct obli-gations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. gov-ernment agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

 INVESTMENT TECHNIQUES

  The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:

  When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segre-gated account of the Fund, cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obli-gations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settle-ment could be higher or lower than the purchase price if the general level of interest rates has changed.


  Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to California Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. The Fund anticipates that stand-by commit-ments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying California Exempt Obligation and similarly decreasing the security's yield to investors.


 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves risk factors and special considerations, such as those described below:

  California Exempt Obligations. Even though California Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of California Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated California Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

  Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest on them from Federal income taxes (and, with respect to Cali-fornia Exempt Obligations, to the exemption of interest on them from California state personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of California Exempt Obligations or the basis for opinions of counsel.

  Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemp-tion on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of California

Exempt Obligations for investment by the Fund so as to affect the Fund's share-holders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of California Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this Prospectus.

  Unrated Securities. The Fund may invest in unrated securities that the Adviser determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securi-ties and retail secondary markets for many of such securities may not exist. As a result, the Fund's ability to sell these securities when the Adviser deems it appropriate may be diminished.

  Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or con-tract unless money is appropriated for that purpose by a legislative body annu-ally or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. More-over, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.

  Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost bur-dens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's own-ership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking pos-session of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded California Exempt Obligations. Non-publicly traded securities may be less liquid than pub-licly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

  When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Pur-chasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

  Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condi-tion, or in the market's assessment, of the issuers.

  Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related pro-jects or facilities, if such investment is deemed necessary or appropriate by the Adviser. To the extent the Fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facili-ties, the Fund will be subject to the particular risks presented by such pro-jects to a greater extent than it would be if the Fund's assets were not so concentrated.

  The payment of principal and interest on most securities purchased by the Fund will depend on the ability of the issuers to meet their obligations. The Fund's portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. During 1996, the ratings of California general obligations bonds was upgraded. S&P Ratings Group upgraded its rating to A+; the same rating has been assigned to such debt by Fitch. Moody's has assigned such debt an A1 rating.

  Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Exempt Obligations. For instance, certain provisions of the California Consti-tution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Exempt Obligations to maintain debt service on their obligations. Other mea-sures affecting the taxing or spending authority of California or its political sub-divisions may be approved or enacted in the future. Some of the significant financial considerations relating to the Fund's investments in California Exempt Obligations are summarized in the SAI.

  Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensa-tion to the dealer acting as agent.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that the annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. The Adviser will not consider turnover rate a lim-iting factor in making investment decisions consistent with the investment objective and policies of the Fund.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Funds valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.

  If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

  The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share divi-dends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are rein-vested in additional Fund shares. In addition, as a general rule, a sharehold-er's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

  Dividends paid by the Fund that are derived from interest earned on qualify-ing tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax pur-poses if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on Municipal Obligations, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of dividends and distributions from the Fund if the envi-ronmental tax is reinstated as proposed by President Clinton. Dividends of the Fund derived from interest on California Exempt Obligations will be exempt from California State personal income (but not corporate franchise or income) taxes.

  Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from California State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes.

  Shareholders of the Fund should consult their tax advisors with specific ref-erence to their own tax situations.

 TAX-EXEMPT INCOME VS. TAXABLE INCOME

  The table below shows California taxpayers who are individuals how to trans-late Federal and California State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and California marginal income tax rates, the table is not applicable to individuals who do not pay California State per-sonal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.

                                                      1997
        TAXABLE INCOME*          CALIFORNIA FEDERAL COMBINED      CALIFORNIA TAX-EXEMPT EQUIVALENT YIELDS
    SINGLE            JOINT       RATE***    RATE    RATE**  2.00% 3.00% 4.00% 5.00% 6.00%  7.00%  8.00%  9.00%  10.00%
-----------------------------------------------------------------------------------------------------------------------
      $0-24,650         0-41,200    6.00%    15.00%  20.10%  2.50% 3.75% 5.01% 6.26%  7.51%  8.76% 10.01% 11.26% 12.52%
  24,651-59,750    41,201-99,600    9.30     28.00   34.70   3.06  4.59  6.13  7.66   9.19  10.72  12.25  13.78  15.31
 59,751-124,650   99,601-151,750    9.30     31.00   37.42   3.20  4.79  6.39  7.99   9.59  11.19  12.78  14.38  15.98
124,651-271,050  151,751-271,050    9.30     36.00   41.95   3.45  5.17  6.89  8.61  10.34  12.06  13.78  15.50  17.23
   over 271,150     over 271,150    9.30     39.60   45.22   3.65  5.48  7.30  9.13  10.95  12.78  14.60  16.43  18.25
-----------------------------------------------------------------------------------------------------------------------

 * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the California personal income tax law; however, California taxable income may differ due to differences in exemptions, itemized deductions and other items.

 ** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1997, including indexing the rate bracket for inflation. These rates include the effect of deducting state and city taxes on your Federal return.

*** These rates represent the highest California personal income tax rates within the applicable Federal income tax brackets for 1997. Where there is a difference between the California personal income tax rates for single and married filing joint, an average rate was used.

  The Federal tax rates and California tax rates shown are those in effect for 1997 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

PURCHASE OF SHARES


 GENERAL

  The Fund currently offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary-- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group. In addition, certain investors, including certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

  Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial invest-ment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment require-ments in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day, pro-vided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Bar-ney to apply cash held in the shareholders' Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                                                         DEALERS
                            SALES CHARGE AS     SALES CHARGE AS      REALLOWANCE AS
   AMOUNT OF INVESTMENT   % OF OFFERING PRICE % OF AMOUNT INVESTED % OF OFFERING PRICE
--------------------------------------------------------------------------------------
   Less than $500,000            2.00%               2.04%                1.80%
   $500,000 and over                *                   *                    *
--------------------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an indi-vidual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and/or any of the Smith Barney Mutual Funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combi-nation of such company with the Fund by merger, acquisition of assets or oth-erwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the com-mencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travel-ers; and (f) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individ-ual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to purchase shares at net asset value by aggregat-ing the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Con-sultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVE

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or
(c) shares redeemed more than 12 months after their purchase. CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions, and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged therefor were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class C shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the tenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which repre-sents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1.00% (the applicable rate for Class C shares) for a total deferred sales charge of $2.40.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) invol-untary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or oth-erwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.


    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund


  Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Large Cap Blend Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

  Taxable-Fixed Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio

    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio

--------------------------------------------------------------------------------
 * Available for exchange with Class A, Class C and Class Y shares of the Fund.

 ** Available for exchange with Class A, shares of the Fund.
*** Available for exchange with Class A shares of the Fund.
 + Available for exchange with Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. +++ Available for exchange with Class A and Class Y shares of the Fund.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would expect to maintain for a sig-nificant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See Redemp-tion of Shares--Telephone Redemption and Exchange Program. Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemp-tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Intermediate Maturity California Municipals Fund
  Class A, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or redemp-tion request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in a 10-day period. First Data may require additional supporting docu-ments for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM.

  Shareholders who do not have a Smith Barney Brokerage Account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guaran-tee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

  From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include its current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distribu-tions on the reinvestment dates at prices calculated as stated in this Prospec-tus, then dividing the value of the investment at the end of the period so cal-culated by the initial amount invested and subtracting 100%. The standard aver-age annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current divi-dend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (in-cluding sales charge) on the last day of the period for which current dividend return for a Fund Class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composi-tion of its investment fund and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all signif-icant agreements between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund have been delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

 INVESTMENT ADVISOR AND ADMINISTRATOR -- MMC

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to an investment advisory agreement approved by the Trust's Board of Trustees. The Adviser (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Adviser renders investment advice to investment compa-nies that had aggregate assets under management as of January 31, 1998 in excess of $94 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays the Adviser a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid the Adviser an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid investment advisory fees to the Adviser in an amount equal to 0.7% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.23% of the value of the Fund's average daily net assets.

 ADMINISTRATOR -- MMC

  MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an administration fee of 0.6% of the value of its average daily net assets and the administrator voluntarily waived administration fees in an amount equal to 0.14% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  Joseph P. Deane is Vice President and Investment Officer of the Fund and has been the portfolio manager of the Fund since it commenced operations on Decem-ber 31, 1991. He manages the day-to-day operations of the Fund, including mak-ing all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended November 30, 1997, is included in the Annual Report dated November 30, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class C shares are not tied exclu-sively to the shareholder distribution and service expenses actually incurred by Smith Barney and the payments may exceed distributed expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will con-sider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust."

  Each Class of the Fund represents an identical interest in the Fund's invest-ment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

  Shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders hold-ing at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's Transfer Agent.

  The Fund sends shareholders a semi-annual report and an audited annual report which includes a listing of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Pro-spectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

                                              SMITH BARNEY
                                              ------------
                                              A Member of Travelers Group [LOGO]



                                                                    SMITH BARNEY
                                                           INTERMEDIATE MATURITY
                                                           CALIFORNIA MUNICIPALS
                                                                            FUND

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                FD0248 3/98



PROSPECTUS

                                                                    SMITH BARNEY

                                                                    Intermediate
                                                                        Maturity
                                                                        New York
                                                                      Municipals
                                                                            Fund



                                                                  MARCH 30, 1998



                                                   Prospectus begins on page one
[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                        March 30, 1998
--------------------------------------------------------------------------------

     Smith Barney Intermediate Maturity
     New York Municipals Fund
     388 Greenwich Street
     New York, New York 10013
     1 800-451-2010


     Smith Barney Intermediate Maturity New York Municipals Fund (the "Fund") seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income tax as is consistent with preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.


     Additional information about the Fund and the Trust is contained in a Statement of Additional Information (the "SAI") dated March 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.



Smith Barney Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  11
--------------------------------------------------------------------------------
Valuation of Shares                                                           25
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            25
--------------------------------------------------------------------------------
Purchase of Shares                                                            28
--------------------------------------------------------------------------------
Exchange Privilege                                                            33
--------------------------------------------------------------------------------
Redemption of Shares                                                          36
--------------------------------------------------------------------------------
Minimum Account Size                                                          39
--------------------------------------------------------------------------------
Performance                                                                   39
--------------------------------------------------------------------------------
Management of the Trust and the Fund                                          40
--------------------------------------------------------------------------------
Distributor                                                                   42
--------------------------------------------------------------------------------
Additional Information                                                        42
--------------------------------------------------------------------------------


================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE. The Fund is a non-diversified intermediate-term municipal bond fund that seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income tax as is consistent with the preservation of principal. The Fund invests primarily in investment-grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities. The weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."


ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers three classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- No Initial Sales Charge."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any conversion rights of the classes in the context of their own investment time frame.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price would be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, purchasers eligible to purchase Class A shares at net asset value should consider doing so.


     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


PURCHASE OF SHARES. Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See Purchase of Shares."


INVESTMENT MINIMUMS. Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares.


SYSTEMATIC INVESTMENT PLAN. The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES. Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


MANAGEMENT OF THE TRUST AND THE FUND. Mutual Management Corp. ("MMC"or the "Adviser") formerly known as Smith Barney Mutual Funds Management Inc. serves as the Fund's investment adviser and administrator. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, ("Holdings"), formerly known as Smith Barney Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."


EXCHANGE PRIVILEGE. Shares of a Class may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES. Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and also is available from a Smith Barney Financial Consultant. See "Valuation of Shares."


DIVIDENDS AND DISTRIBUTIONS. Dividends are paid monthly from net

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


investment income. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS. Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."


RISK FACTORS AND SPECIAL CONSIDERATIONS. There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money market fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Fund's net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securities the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Group ("S&P") or BBB by Fitch IBCA, Inc. ("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.

     The Fund may invest up to 20% of its total assets in unrated securities that the Adviser determines to be of comparable quality to the securities rated investment grade in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Fund's ability to sell these securities when the Adviser deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.


     Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments presenting the Fund with risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

techniques involving risks to the Fund. See "Investment Objective and Management Policies -- Investment Techniques -- Risk Factors and Special Considerations" and "Dividends, Distributions and Taxes."

     Investment in the Fund, which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See "Investment Objective and Management Policies -- Risk Factors and Special Considerations." Investment in the Fund involves risks and special considerations applicable to the State of New York. See "Investment Objective and Management Policies -- Risk Factors and Special Considerations."


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:


Intermediate Maturity New York Municipals Fund      Class A   Class C    Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
     Maximum sales charge imposed on purchases
       (as a percentage of offering price)            2.00%     None       None
     Maximum CDSC (as a percentage of original
       cost or redemption proceeds,
       whichever is lower)                            None*     1.00%      None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses***
     (as a percentage of average net assets)
     Management fees (net of fee waivers)             0.19%     0.19%      0.19%
     12b-1 fees**                                     0.15      0.35        --
     Other expenses+                                  0.36      0.37       0.36
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES
     (after waivers)                                  0.70%     0.91%      0.55%
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Class C shares are subject to an ongoing distribution fee and, as a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
*** "Management fees" have been restated to reflect the management fee waiver currently in effect for the Fund. During the fiscal year ended November 30, 1997, the Fund's investment adviser and administrator voluntarily waived portions of its fees in the aggregate amount equal to 0.31% of the value of the Fund's average daily net assets thereby decreasing the amount paid by the Fund in respect of management fees to 0.19% of the value of the Fund's average daily net assets. This had the effect of lowering the Fund's overall expenses and increasing the returns available to investors. If MMC had not elected to waive fees and reimburse expenses, the Fund's total operating expenses for Class A shares and Class C shares for the fiscal year ended November 30, 1997, would have been 0.98% and 1.20%, respectively, of the value of the Fund's average daily net assets. As of November 17, 1995, the Fund's investment advisory fee was reduced from 0.35% to 0.30% of the average daily net assets of the Fund.
+ For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because prior to November 30, 1997 no Class Y shares were sold.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant


     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of this Class, consisting of a 0.20% distribution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."


Intermediate Maturity New York Municipals Fund   1 year 3 years 5 years 10 years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and (2)
redemption at the end of each time
period:
     Class A                                        $27    $42      $58     $105
     Class C                                         19     33       50      112
     Class Y                                          6     18       31       69

An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:
     Class A                                        $27    $42       58     $105
     Class C                                          9     29       50      112
     Class Y                                          6     19       32       69
================================================================================


    The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated November 30, 1997. The following information for the period ended November 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by reference into the SAI.



For a share of beneficial interest outstanding throughout each year:
Smith Barney
Intermediate Maturity
New York Municipals Fund                  Year Ended November 30,
                                          -----------------------
Class A Shares                  1997     1996     1995     1994     1993     1992(1)
=======================================================================================
Net Asset Value,
  Beginning of Year             $8.47    $8.48    $7.80    $8.54    $8.18     $7.90
---------------------------------------------------------------------------------------
Income (Loss) From Operations
  Net investment income(1)       0.41     0.41     0.41     0.40     0.40      0.38
  Net realized and
  unrealized gain (loss)         0.10    (0.01)    0.68    (0.72)    0.38      0.28
---------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                0.51     0.40     1.09    (0.32)    0.78      0.66
---------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income         (0.41)   (0.41)   (0.41)   (0.40)   (0.40)    (0.38)
  Net realized gains               --       --       --    (0.02)   (0.02)       --
---------------------------------------------------------------------------------------
Total Distributions             (0.41)   (0.41)   (0.41)   (0.42)   (0.42)    (0.38)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year    $8.57    $8.47    $8.48    $7.80    $8.54     $8.18
---------------------------------------------------------------------------------------
Total ReturnP.                   6.23%    4.85%   14.31%   (3.97)%   9.76%     8.59%++
---------------------------------------------------------------------------------------
Net Assets,
  End of Year (in 000s)       $47,759  $49,355  $52,568  $62,090  $67,230   $24,543
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                    0.67%    0.66%    0.65%    0.65%    0.65%     0.65%+
  Net investment income          4.83     4.86     5.01     4.77     4.59      4.95+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate            52%      67%      --    68%      22%       68%
=======================================================================================



(1) For the period from December 31, 1991 (inception date) to November 30, 1992. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
(2) The investment adviser has waived all or part of its fees for the five years ended November 30, 1997 and the period ended November 30, 1992. If such fees had not been waived, the per share decreases in net investment income, and the expense ratios, would have been as follows:
P.  Total return does not include deduction of the applicable sales charge.



                     Per Share Decrease                           Expense Ratio
                   In Net Investment Income                    Without Fee Waivers
          ----------------------------------------  ----------------------------------------
           1997   1996   1995   1994   1993   1992   1997   1996   1995   1994   1993   1992
          -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Class A   $0.03  $0.04  $0.03  $0.03  $0.04  $0.06  0.98%  1.08%  0.97%  0.98%  1.10%  1.45%+


--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout the year:

Intermediate Maturity New York Municipals Fund
Class C Shares                                        1997        1996       1995(1)
======================================================================================
Net Asset Value, Beginning of Year                    $8.47       $8.48       $7.87
--------------------------------------------------------------------------------------
Income From Operations
  Net investment income(2)                             0.39        0.39        0.38
  Net realized and unrealized gain (loss)              0.10       (0.01)       0.61
--------------------------------------------------------------------------------------
Total Income From Operations                           0.49        0.38        0.99
--------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                               (0.39)      (0.39)      (0.38)
--------------------------------------------------------------------------------------
Total Distributions                                   (0.39)      (0.39)      (0.38)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $8.57       $8.47       $8.48
--------------------------------------------------------------------------------------
Total ReturnP.                                         6.00%       4.64%      13.01%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (in 000s)                    $2,283      $1,192        $393
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                          0.89%       0.88%       0.86%+
  Ratio of Net Investment Income                       4.61        4.64        4.74+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  52%         67%         --
======================================================================================


(1) For the period from December 5, 1994 (inception date) to November 30, 1995.
(2) The investment adviser has waived a part of its fees for the two-year period ended November 30, 1997 and for the period ended November 30, 1995. If such fees had not been not waived, the per share effect on net investment income, and expense ratios, would have been as follows:

                            Per Share Decreases to           Expense Ratios
                             Net Investment Income         Without Fee Waivers
                            ----------------------         -------------------
                            1997     1996     1995       1997     1996     1995
                            ----     ----     ----       ----     ----     ----
   Class C                  $0.03    $0.02    $0.03      1.20%    1.30%+  1.19%+

++ Total return is not annualized, as it may not be representative of the total for the year.
+   Annualized.
P.  Total return does not include deduction of the applicable sales charge.

   As of November 30, 1997, the Fund had not sold any Class Y shares, and accordingly, no comparable financial information is available at this time for that Class.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------


     The Fund's investment objective is to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income taxes as is consistent with preservation of principal. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a majority (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

     Under normal market conditions, the Fund attempts to invest 100% in a portfolio of investment grade debt obligations issued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from New York State personal income tax are defined as "New York Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in New York Exempt Obligations.

     The Fund will invest at least 80% of its total assets in New York Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moody's, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by the Adviser to be of a quality comparable to investment grade. The Fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's, BBB by S&P or BBB by Fitch, at the time of purchase.


     The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and New York State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

outstanding voting securities of a single issuer.


     The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the New York Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The Adviser's judgment as to credit quality of a New York Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. A description of Moody's, S&P and Fitch ratings relevant to the Fund's investments is included as an appendix to the SAI. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dispose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer.


     New York Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. New York Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of New York Exempt Obligations, both within a particular classification and between classifications.

     The yields on, and values of, New York Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, conditions in the New York Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, New York Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considerations -- New York Exempt Obligations."

     Issuers of New York Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     MATURITY OF OBLIGATIONS HELD BY THE FUND


     The Adviser believes that the Fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the Fund will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.


     PRIVATE ACTIVITY BONDS

     The Fund may invest without limit in New York Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on New York Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term New York Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in New York Exempt Obligations.

     RELATED INSTRUMENTS

     The Fund may invest without limit in New York Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial difficulties.


     OTHER MISCELLANEOUS POLICIES


     The Fund may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     TYPES OF NEW YORK EXEMPT OBLIGATIONS HELD BY THE FUND


     Municipal Leases. The Fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the Adviser will consider such factors as it deems appropriate, which may include:
(a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     Municipal leases that the Fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which the Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


     Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.


     Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon New York Exempt Obligations. Zero coupon New York Exempt Obligations are generally divided into two categories: pure zero obligations, which pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon New York Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the New York Exempt Obligation's life or payment deferral period.

     Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain New York Exempt Obligations. The underwriter of these certificates or receipts typically purchases New York Exempt Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon New York Exempt Obligations described above. Although under the terms of a custodial receipt the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

would be reduced in recognition of any taxes paid.

     New York Exempt Obligation Components. The Fund may invest in New York Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the New York Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

     Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate New York Exempt Obligation having similar credit quality, redemption provisions and maturity.

     Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are New York Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

     The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and variable rate obligations held by the Fund are not secured by letters of credit or

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


other credit support arrangements, the Fund's right to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. the Adviser, on behalf of the Fund, will consider the creditworthiness of the issuers of floating and variable rate demand obligations in the Fund on an ongoing basis.


     Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in New York Exempt Obligations. A participation interest gives the Fund an undivided interest in the New York Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the New York Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the New York Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the New York Exempt Obligation or to maintain or improve the quality of its investment portfolio.


     Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.


     In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.


     Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Code, applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."


     Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus,

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

     If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     TAXABLE INVESTMENTS


     Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when the Adviser believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term New York Exempt Obligations and Taxable Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the Fund may not achieve its investment objective.


     Money market instruments in which the Fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

     U.S. government securities in which the Fund may invest include direct obligations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

     INVESTMENT TECHNIQUES

     The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:


     When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segregated account of the Fund, cash, debt securities or any grade or equity securities having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to New York Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

trading purposes. The Fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying New York Exempt Obligation and similarly decreasing the security's yield to investors.


     RISK FACTORS AND SPECIAL CONSIDERATIONS


     Investment in the Fund involves risk factors and special considerations, such as those described below:

     New York Exempt Obligations. Even though New York Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of New York Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated New York Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.


     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes (and, with respect to New York Exempt Obligations, to the exemption of interest on them from New York state personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of New York Exempt Obligations or the basis for opinions of counsel.


     Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of New York Exempt Obligations for investment by the Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of New York Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this Prospectus.


     Unrated Securities. The Fund may invest in unrated securities that the Adviser determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist. As a result, the Fund's ability to sell these securities when the Adviser deems it appropriate may be diminished.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or contract unless money is appropriated for that purpose by a legislative body annually or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.

     Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

     Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded New York Exempt Obligations. Non-publicly traded securities may be less liquid than publicly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

     Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.


     Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Adviser. To the extent the Fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.


     Certain substantial issuers of New York Exempt Obligations (including issuers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On July 10, 1995, S&P downgraded its rating of New York City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and City's continued high debt levels also contributed to its decision to lower the ratings. On the other hand, strong demand for New York Exempt Obligations has more recently had the effect of permitting New York Exempt Obligations to be issued with yields relatively lower, and after issuance, to trade in

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 8, 1997, Fitch has rated City bonds A.

     Other considerations affecting the Fund's investment in New York Exempt Obligations are summarized in the SAI.

     Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


     PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.


     The Fund cannot accurately predict its portfolio turnover rate, but anticipates that the annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. The Adviser will not consider turnover rate a limiting factor in making investment decisions consistent with the investment objective and policies of the Fund.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.


     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the SAI.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     Dividends and Distributions


     The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of the three business days prior thereto. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.


     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

     The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

     Taxes

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are reinvested in additional Fund shares. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.


     Dividends paid by the Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax purposes if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on Municipal Obligations, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of dividends and distributions from the Fund if the environmental tax is reinstated as proposed by President Clinton. Dividends of the Fund derived from interest on New York Exempt Obligations will be exempt from New York State personal income (but not corporate franchise or income) taxes.


     Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from New York State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes.

     Shareholders of the Fund should consult their tax advisors with specific

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

reference to their own tax situations.

     TAX-EXEMPT INCOME VS. TAXABLE INCOME

     The table below shows New York taxpayers who are individuals how to translate Federal and New York State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and New York marginal income tax rates, the table is not applicable to individuals who do not pay New York State personal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.


                                                      New York,
                                  Combined    1997   State, City      New York Tax-Exempt
                                    State    Federal and Federal       Equivalent Yields
              Taxable Income     and City   Marginal  Effective
         Single           Joint   Rates****   Rates    Rate**  2.00%  3.00%  4.00% 5.00%  6.00%
------------------------------------------------------------------------------------------------
    $  0-24,650        0-40,001     11.24%   15.00%   24.55%   2.65%  3.98%  5.30% 6.63%  7.95%
  24,001-59,750   41,200-99,600     11.31    28.00    36.14    3.13   4.70   6.26  7.83   9.40
 59,750-124,650  99,600-151,750     11.31    31.00    38.80    3.27   4.90   6.54  8.17   9.80
124,650-271,050 151,750-271,050     11.31    36.00    43.24    3.52   5.29   7.05  8.81  10.57
   over 271,050    over 271,050     11.31    39.60    46.43    3.73   5.60   7.47  9.33  11.20
------------------------------------------------------------------------------------------------

                                                      New York,
                                  Combined    1997   State, City      New York Tax-Exempt
                                    State    Federal and Federal       Equivalent Yields
              Taxable Income     and City   Marginal  Effective
         Single           Joint   Rates****   Rates    Rate**  7.00%  8.00%   9.00%  10.00%
------------------------------------------------------------------------------------------------
    $  0-24,650        0-40,000     11.24%   15.00%    24.55%   9.28% 10.60%  11.93%  13.25%
  24,650-59,750   41,200-99,600     11.31    28.00     36.14   10.96  12.53   14.09   15.66
 59,750-124,650  99,600-151,750     11.31    31.00     38.80   11.44  13.07   14.71   16.34
124,650-271,050 151,750-271,050     11.31    36.00     43.24   12.33  14.09   15.86   17.62
   over 271,050    over 271,050     11.31    39.60     46.43   13.07  14.93   16.80   18.67
------------------------------------------------------------------------------------------------

* This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the New York State or City personal income tax law, however, New York State or City taxable law may differ due to differences in exemptions, itemized deductions, and other items.
** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1997, including indexing the rate brackets for inflation. These rates include the effect of deducting state and City taxes on your Federal return. For New York purposes, these combined rates reflect the expected New York State and New York City tax and surcharge rates for 1997.
*** These represent New York State, City and Federal Tax Equivalent Yields. **** These rates represent the highest New York State and City personal income tax rates within the applicable Federal income tax brackets for 1997.

     The Federal tax rates and New York State and New York City tax rates shown are those in effect for 1997 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     General


     The Fund offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary-Alternate Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

     Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date").

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

     Systematic Investment Plan


     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     Initial Sales Charge Alternative -- Class A Shares

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                   Sales
                                 Charge as         Sales             Dealers
                                   % of          Charge as         Reallowance
                                 Offering          % of              as % of
Amount of Investment               Price      Amount Invested    Offering Price
================================================================================
     Less than $500,000            2.00%            2.04%             1.80%
     $500,000 and over             *                *                 *
================================================================================


* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."



     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


     The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


     Initial Sales Charge Waivers


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees or members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     Right of Accumulation

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge, or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     Group Purchases


     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and its members, and must agree to include sales and other materials related to the Fund in its publications and mailing to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.


     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to purchase shares at net asset value by aggregating the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.


     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made with the thirteen-month period, all Class Y shares purchased to date will the transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


     Deferred Sales Charge Alternatives


     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

     In determining the applicability of any CDSC, it will be assumed that a

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     Waivers of CDSC


     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.


     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     FUND NAME
--------------------------------------------------------------------------------


Growth Funds
      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund


Growth and Income Funds
      Concert Social Awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Large Cap Blend Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund


Taxable Fixed-Income Funds
   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund


Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney Municipal High Income Fund
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

Global-International Funds
      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Global Portfolio
      Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------


  * Available for exchange with Class A, Class C and Class Y shares of the Fund. ** Available for exchange with Class A shares of the Fund. In addition, Class C shareholders who own Class C shares of the Fund may exchange Fund shares for Class C shares of this Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class C shares of the Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.


     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.


      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


     Smith Barney Intermediate Maturity New York Municipals Fund
     Class A, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts 01581-5128

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


     Telephone Redemption and Exchange Program.

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.


     Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for the following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

     Automatic Cash Withdrawal Plan

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------


     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.


--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include the Fund's current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund Class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Fund Class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------

     Board of Trustees


     Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

     Investment Adviser and Administrator -- MMC

     MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to an investment advisory agreement, approved by the Trust's Board of Trustees. The Adviser (through predecessor

--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------


entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Adviser renders investment advice to investment companies that had aggregate assets under management as of January 31, 1998, in excess of $94 billion.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays the Adviser a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid the Adviser an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an investment advisory fee to the Adviser in an amount equal to 0.11% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.19% of the value of the Fund's average daily net assets.

     Administrator -- MMC

     MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an administration fee to MMC in an amount equal to 0.08% of the Fund's average daily net assets and the administrator voluntarily waived administrative fees in an amount equal to 0.12% of the value of the Fund's average daily net assets.

     Portfolio Management

     Peter Coffe, Vice President and Investment Officer of the Fund, has been the portfolio manager of the Fund since February 20, 1996. He manages the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended November 30, 1997, is included in the Annual Report dated November 30, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

     Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class C shares are not tied exclusively to the shareholder distribution and service expenses actually incurred by Smith Barney, and the payments may exceed expenses actually incurred by Smith Barney. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms with respect to the Fund on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Smith Barney and amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."

     Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------


borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

     The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.


     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends shareholders a semi-annual report and an audited annual report, each of which includes a listing of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Financial Consultants or First Data.

                                                                    SMITH BARNEY
                                                                    ------------
                                               A Member of TraverlersGroup[Logo]


                                                                    Smith Barney
                                                                    Intermediate
                                                                        Maturity
                                                                        New York
                                                                 Municipals Fund

                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                    FD 0247 3/98


As filed with the Securities and Exchange Commission on March 30, 1998
	Securities Act Registration No. 33 -43446
	Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 18		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 18
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to 	[  ]	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY INVESTMENT TRUST

FORM  N-1A


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Part B:
STATEMENT OF ADDITIONAL INFORMATION
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis
Prospectus Summary

3.  Financial Highlights
Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objective and Management Policies;
Additional Information

5.  Management of the Fund
Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report

6.  Capital Stock and Other
Securities
Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information

7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information

8.  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege

9.  Pending Legal Proceedings
Not applicable

Part B Item No.
Statement of Additional
Information Caption

10.  Cover Page
Cover Page

11.  Table of Contents
Table of Contents

12.  General Information and
History
Distributor; Additional
Information

13.  Investment Objective and
Policies
Investment Objectives and
Management Policies

14.  Management of the Fund
Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal
Holders of Securities
Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services
Management of the Trust and the
Funds; Distributor

17.  Brokerage Allocation and Other
Services
Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Pricing of Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance
Data
Performance Data

23.  Financial Statements
Financial Statements




     PART A

PROSPECTUS

P R O S P E C T U S

                                                                    SMITH BARNEY
                                                                    Intermediate
                                                                        Maturity
                                                                      California
                                                                      Municipals
                                                                            Fund



                                                             MARCH 30, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       INVESTING FOR YOUR FUTURE
       EVERYDAY.

PROSPECTUS                                                  MARCH 30, 1998

Smith Barney Intermediate Maturity
California Municipals Fund
388 Greenwich Street
New York, New York 10013

1-800-451-2010

  Smith Barney Intermediate Maturity California Municipals Fund (the "Fund") seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of California and its politi-cal subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end manage-ment investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information (the "SAI") dated March 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            26
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             26
-------------------------------------------------
PURCHASE OF SHARES                             29
-------------------------------------------------
EXCHANGE PRIVILEGE                             35
-------------------------------------------------
REDEMPTION OF SHARES                           37
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           40
-------------------------------------------------
PERFORMANCE                                    40
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           41
-------------------------------------------------
DISTRIBUTOR                                    42
-------------------------------------------------
ADDITIONAL INFORMATION                         43
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by the detailed informa-tion appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. The Fund invests primarily in investment grade obligations issued by the State of California and its political subdivisions, agencies and public authorities. The weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers three classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--No Initial Sales Charge."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charge and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any con-version rights of the classes in the context of their own investment time frame.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, pur-chasers eligible to purchase Class A shares at net asset value should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences among the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "'Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHA 1998 as Accession Number 91155-98-000062.


	Included in Part C:

	Consent of Independent Accountants is filed herewith.

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agredings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services hold-ing company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."



DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money mar-ket fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Fund's net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securi-ties the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Group ("S&P") or BBB by Fitch IBCA, Inc. ("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch represent their opin-ions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.

  The Fund may invest up to 20% of its total assets in unrated securities that the Adviser determines to be of comparable quality to the securities rated investment grade in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Fund's ability to sell these securities when the Adviser deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.

  Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments exposing the Fund to risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment techniques involv- ing risks to the Fund. See "Investment Objective and Management Policies--

Investment Techniques--Risk Factors and Special Considerations" and "Dividends, Distributions and Taxes."

  Investment in the Fund which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See "Invest-ment Objective and Management Policies--Risk Factors and Special Considera-tions." Investment in the Fund involves risks and special considerations appli-cable to the State of California. See "Investment Objective and Management Pol-icies--Risk Factors and Special Considerations."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based upon the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                           CLASS A CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)               2.00%   None    None
    Maximum CDSC (as a percentage of original cost or
      redemption proceeds, whichever is lower)          None*   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES***
    (as a percentage of average net assets)
    Management fees (after fee waivers)                 0.12%   0.12%   0.12%
    12b-1 fees**                                        0.15    0.35     --
    Other expenses                                      0.48    0.49    0.44
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES
    (after waivers)                                     0.75%   0.96%   0.56%
------------------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Class C shares are subject to an ongoing distribution fee and, as a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** "Other expenses" have been restated to reflect the reimbursement percentages currently in effect for the Fund. During the fiscal year ended November 30, 1997, the Fund's investment adviser and administrator voluntarily waived portions of its fees and reimbursed the Fund for other expenses in the aggregate amount equal to 0.37% of the value of the Fund's average daily net assets thereby decreasing the amount paid in respect of management fees to 0.00% of the value of the Funds average daily net assets. This had the effect of lowering the Fund's overall expenses and increasing the returns available to investors. If MMC had elected not to waive fees and reimburse expenses, the Fund's total operating expenses for Class A, Class C and Class Y shares for the fiscal year ended November 30, 1997 would have been 1.12%, 1.33% and 0.94%, respectively, of the value of the Fund's average daily net assets. As of November 17, 1995, the Fund's investment advisory fee was decreased from 0.35% to 0.30% of the average daily net assets of the Fund.

  Class A shares of the Fund purchased through the Smith Barney Asset One Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors actu-ally may pay lower or no charges, depending on the amount purchased. See "Pur-chase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of this Class, consisting of a 0.20% distribution fee and a 0.15% service fee. "Other expenses" in the above table includes fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------------------------------
  An investor would pay the following expenses on
  a $1,000 investment, assuming (1) 5.00% annual
  return and (2) redemption at the end of each
  time period:
    Class A......................................   $28     $43     $61     $111
    Class C......................................    20      31      53      118
    Class Y......................................     6      18      31       70
  An investor would pay the following expenses on
  the same investment, assuming the same annual
  return and no redemption:
    Class A......................................   $28     $43     $61     $111
    Class C......................................    10      31      53      118
    Class Y......................................     6      18      31       70
----------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, inde-pendent auditors, whose report thereon appears in the Funds Annual Report dated November 30, 1997. The following information for the period ended Novem-ber 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by refer-ence into the SAI.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS A SHARES                       1997     1996     1995     1994      1993    1992(1)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                   $8.55    $8.53    $7.80    $8.50     $8.04    $7.90
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  OPERATIONS:
 Net investment income(1)              0.40     0.40     0.40     0.39      0.39     0.35
 Net realized and
   unrealized gain (loss)              0.11     0.02     0.73    (0.69)     0.46     0.14
--------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                           0.51     0.42     1.13    (0.30)     0.85     0.49
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                (0.40)   (0.40)   (0.40)   (0.39)    (0.39)   (0.35)
 Net realized gains                      --       --       --    (0.01)       --       --
--------------------------------------------------------------------------------------------
Total Distributions                   (0.40)   (0.40)   (0.40)   (0.40)    (0.39)   (0.35)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR                                $8.66    $8.55    $8.53    $7.80     $8.50    $8.04
--------------------------------------------------------------------------------------------
TOTAL RETURN(P)                        6.13%    5.05%   14.84%   (3.65)%   10.70%    6.33%++
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (000S)                            $25,630  $24,537  $26,211  $25,359   $32,514  $10,667
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses(2)                            0.75%    0.77%    0.75%    0.75%     0.72%    0.65%+
Net investment income                  4.65     4.69     4.89     4.73      4.45     4.81+
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                   9%      15%       8%      39%       16%      46%
--------------------------------------------------------------------------------------------

(1) For the period from December 31, 1991 (inception date) to November 30,
    1992.

(2) The investment adviser and administrator waived all or part of their fees for the five years ended November 30, 1997. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                      EXPENSE RATIOS
             PER SHARE DECREASES TO                WITHOUT FEE WAIVERS
              NET INVESTMENT INCOME                 AND REIMBURSEMENTS
       ----------------------------------- ------------------------------------
       1997  1996  1995  1994  1993  1992  1997  1996  1995  1994  1993   1992
       ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Class
  A    $0.03 $0.07 $0.03 $0.04 $0.07 $0.11 1.12% 1.54% 1.16% 1.24% 1.49% 2.18%+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

(P)Total Return does not reflect deduction of any applicable sales charge.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS C SHARES                       1997    1996    1995   1994(1)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR   $8.54   $8.52   $7.80   $7.76
---------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)             0.38    0.38    0.38    0.01
 Net realized and unrealized gain     0.11    0.02    0.72    0.05**
---------------------------------------------------------------------
Total Income From Operations          0.49    0.40    1.10    0.06
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               (0.38)  (0.38)  (0.38)  (0.02)
---------------------------------------------------------------------
Total Distributions                  (0.38)  (0.38)  (0.38)  (0.02)
---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $8.65   $8.54   $8.52   $7.80
---------------------------------------------------------------------
TOTAL RETURN(P)                       5.92%   4.84%  14.36%   0.72%++
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)      $3,419  $2,607  $2,254     $45
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                           0.96%   0.98%   0.98%   0.95%+
Net investment income                 4.44    4.48    4.54    4.53+
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  9%     15%      8%     39%
---------------------------------------------------------------------

(1) For the period from November 8, 1994 (inception date) to November 30,
    1994.

(2) The investment adviser and administrator waived all or part of their fees for the three years ended November 30, 1997 and the period ended November 30, 1994. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                        EXPENSE RATIOS
          PER SHARE DECREASES TO     WITHOUT FEE WAIVERS
           NET INVESTMENT INCOME      AND REIMBURSEMENTS
          -----------------------  ------------------------
          1997  1996  1995  1994   1997  1996  1995   1994
          ----- ----- ----- -----  ----- ----- ----- ------
 Class C  $0.03 $0.07 $0.03 $0.00* 1.33% 1.75% 1.39% 1.44%+

 * Amount represents less than $0.01 per share.

** The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

(P)Total Return does not reflect deduction of any applicable sales charge.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS Y SHARES                      1997   1996   1995 (1)
-----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $8.56  $8.54   $8.39
-----------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)            0.41   0.41    0.09
 Net realized and unrealized gain    0.11   0.02    0.15
-----------------------------------------------------------
Total Income From Operations         0.52   0.43    0.24
-----------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income              (0.42) (0.41)  (0.09)
-----------------------------------------------------------
Total Distributions                 (0.42) (0.41)  (0.09)
-----------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $8.66  $8.56   $8.54
-----------------------------------------------------------
TOTAL RETURN                         6.20%  5.22%   2.92%++
-----------------------------------------------------------
NET ASSETS, END OF YEAR (000S)       $292   $274    $261
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                          0.56%  0.59%   0.58%+
Net investment income                4.84   4.87    4.74+
-----------------------------------------------------------
PORTFOLIO TURNOVER RATE                 9%    15%      8%
-----------------------------------------------------------

(1) For the period from September 8, 1995 (inception date) to November 30,
    1995.

(2) The investment adviser and administrator waived all or part of their fees for the two years ended November 30, 1997 and the period ended November 30, 1995. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                     EXPENSE RATIOS
           PER SHARE DECREASE TO  WITHOUT FEE WAIVERS
           NET INVESTMENT INCOME   AND REIMBURSEMENTS
          ----------------------- ---------------------
           1997    1996    1995   1997    1996   1995
          ------- ------- ------- ------ ------ -------
 Class Y    $0.03 $  0.07   $0.03  0.94%  1.36%  0.99%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a major-ity (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

  Under normal market conditions, the Fund attempts to invest 100% of its assets in a portfolio of investment grade debt obligations issued by or on behalf of the State of California and other states, territories and posses-sions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Munici-pal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of California and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Com-monwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from California State personal income tax, are defined as "California Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in California Exempt Obli-gations rated investment grade.

  The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and California State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

  The Fund will invest at least 80% of its total assets in California Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moodys, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by the Adviser to be of a quality comparable to investment grade. The Fund will not invest in California Exempt Obligations that are rated lower than invest-ment grade at the time of purchase. Although California Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be invest-ment grade, they may be viewed as being subject to greater risks than other investment grade securities. California Exempt Obligations rated Baa by Moody's, for example, are considered medium grade obligations that lack out-standing investment characteristics and have speculative characteristics as well. California Exempt Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest. California Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

  The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the California Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The Adviser's judgment as to credit quality of a California Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating serv-ice. A description of Moody's, S&P and Fitch ratings relevant to the Fund's investments is included as an Appendix to the SAI. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dis-pose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer.

  California Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a partic-ular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general tax-ing power. Notes are short-term obligations of issuing municipalities or agen-cies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. California Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Cali-fornia Exempt Obligations, both within a particular classification and between classifications.

  The yields on, and values of, California Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, con-ditions in the California Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, California Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considera-tions--California Exempt Obligations."

  Issuers of California Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possi-bility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

 MATURITY OF OBLIGATIONS HELD BY THE FUND

  The Adviser believes that the Fund may offer an attractive investment oppor-tunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the Fund will normally be not less than three nor more than 10 years. The maxi-mum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.

 PRIVATE ACTIVITY BONDS

  The Fund may invest without limit in California Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases reve-nue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activi-ties is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on California Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term California Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in California Exempt Obligations.

 RELATED INSTRUMENTS

  The Fund may invest without limit in California Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial diffi-culties.

 OTHER MISCELLANEOUS POLICIES

  The Fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

 TYPES OF CALIFORNIA EXEMPT OBLIGATIONS HELD BY THE FUND

  Municipal Leases. The Fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase con-tract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability asso-ciated with more conventional bonds. Although "non-appropriation" lease obli-gations are often secured by the underlying property, disposition of the prop-erty in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obliga-tions, the Adviser will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipal-ity will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhance-ment such as insurance; and

(g) any limitations which are imposed on the lease obligor's ability to uti-lize substitute property or services other than those covered by the lease obligation.

  Municipal leases that the Fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which the Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the Trust's Board of Trustees.

  Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropri-ation risk that is backed by an irrevocable bank letter of credit or an insur-ance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

  Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon California Exempt Obligations. Zero coupon California Exempt Obliga-tions are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obliga-tions, which pay no interest for some initial period and thereafter pay inter-est currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon California Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the California Exempt Obligation's life or payment deferral period.

  Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain California Exempt Obligations. The underwriter of these certificates or receipts typically pur-chases California Exempt Obligations and deposits the obligations in an irrev-ocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon California Exempt Obligations described above. Although under the terms of a custodial receipt the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the under-lying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had pur-chased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recog-nition of any taxes paid.

  California Exempt Obligation Components. The Fund may invest in California Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the California Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

  Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Com-ponents from a fixed amount, the interest rate paid to Residual Component hold-ers will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than compa-rable changes in the market value of an equal principal amount of a fixed rate California Exempt Obligation having similar credit quality, redemption provi-sions and maturity.

  Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are California Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

  The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the out-standing principal amount of the obligations plus accrued interest upon a spec-ified number of days' notice to the holders of these obligations. The interest rate on a float-ing rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and vari-able rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and vari-able rate obligations held by the Fund are not secured by letters of credit or other credit support arrangements, the Fund's right to demand payment is depen-dent on the ability of the borrower to pay principal and interest on demand. The Adviser, on behalf of the Fund, will consider on an ongoing basis the cred-itworthiness of the issuers of floating and variable rate demand obligations held by the Fund.

  Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in California Exempt Obligations. A partici-pation interest gives the Fund an undivided interest in the California Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the California Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obli-gations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the California Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the California Exempt Obligation or to maintain or improve the quality of its investment portfolio.

  Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

  In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation mar-gin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

  A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the pur-chaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

  Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segre-gated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

  Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any partic-ular time. If closing a futures position in anticipation of adverse price move-ments is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures con-tract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

  If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation mar-gin requirements on the futures contracts at a time when it may be disadvanta-geous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

 TAXABLE INVESTMENTS

  Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when the Adviser believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term California Exempt Obligations and Tax-able Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obliga-tions or Auction Components, the Fund may not achieve its investment objective.

  Money market instruments in which the Fund may invest include: U.S. govern-ment securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating service or, if unrated, of an issuer having an outstand-ing, unsecured debt issue then rated within the three highest rating catego-ries; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

  U.S. government securities in which the Fund may invest include direct obli-gations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. gov-ernment agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

 INVESTMENT TECHNIQUES

  The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:

  When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segre-gated account of the Fund, cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obli-gations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settle-ment could be higher or lower than the purchase price if the general level of interest rates has changed.


  Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to California Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. The Fund anticipates that stand-by commit-ments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying California Exempt Obligation and similarly decreasing the security's yield to investors.


 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves risk factors and special considerations, such as those described below:

  California Exempt Obligations. Even though California Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of California Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated California Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

  Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest on them from Federal income taxes (and, with respect to Cali-fornia Exempt Obligations, to the exemption of interest on them from California state personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of California Exempt Obligations or the basis for opinions of counsel.

  Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemp-tion on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of California

Exempt Obligations for investment by the Fund so as to affect the Fund's share-holders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of California Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this Prospectus.

  Unrated Securities. The Fund may invest in unrated securities that the Adviser determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securi-ties and retail secondary markets for many of such securities may not exist. As a result, the Fund's ability to sell these securities when the Adviser deems it appropriate may be diminished.

  Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or con-tract unless money is appropriated for that purpose by a legislative body annu-ally or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. More-over, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.

  Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost bur-dens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's own-ership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking pos-session of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded California Exempt Obligations. Non-publicly traded securities may be less liquid than pub-licly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

  When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Pur-chasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

  Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condi-tion, or in the market's assessment, of the issuers.

  Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related pro-jects or facilities, if such investment is deemed necessary or appropriate by the Adviser. To the extent the Fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facili-ties, the Fund will be subject to the particular risks presented by such pro-jects to a greater extent than it would be if the Fund's assets were not so concentrated.

  The payment of principal and interest on most securities purchased by the Fund will depend on the ability of the issuers to meet their obligations. The Fund's portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. During 1996, the ratings of California general obligations bonds was upgraded. S&P Ratings Group upgraded its rating to A+; the same rating has been assigned to such debt by Fitch. Moody's has assigned such debt an A1 rating.

  Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Exempt Obligations. For instance, certain provisions of the California Consti-tution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Exempt Obligations to maintain debt service on their obligations. Other mea-sures affecting the taxing or spending authority of California or its political sub-divisions may be approved or enacted in the future. Some of the significant financial considerations relating to the Fund's investments in California Exempt Obligations are summarized in the SAI.

  Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensa-tion to the dealer acting as agent.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that the annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. The Adviser will not consider turnover rate a lim-iting factor in making investment decisions consistent with the investment objective and policies of the Fund.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Funds valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.

  If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

  The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share divi-dends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are rein-vested in additional Fund shares. In addition, as a general rule, a sharehold-er's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

  Dividends paid by the Fund that are derived from interest earned on qualify-ing tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax pur-poses if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on Municipal Obligations, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of dividends and distributions from the Fund if the envi-ronmental tax is reinstated as proposed by President Clinton. Dividends of the Fund derived from interest on California Exempt Obligations will be exempt from California State personal income (but not corporate franchise or income) taxes.

  Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from California State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes.

  Shareholders of the Fund should consult their tax advisors with specific ref-erence to their own tax situations.

 TAX-EXEMPT INCOME VS. TAXABLE INCOME

  The table below shows California taxpayers who are individuals how to trans-late Federal and California State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and California marginal income tax rates, the table is not applicable to individuals who do not pay California State per-sonal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.

                                                      1997
        TAXABLE INCOME*          CALIFORNIA FEDERAL COMBINED      CALIFORNIA TAX-EXEMPT EQUIVALENT YIELDS
    SINGLE            JOINT       RATE***    RATE    RATE**  2.00% 3.00% 4.00% 5.00% 6.00%  7.00%  8.00%  9.00%  10.00%
-----------------------------------------------------------------------------------------------------------------------
      $0-24,650         0-41,200    6.00%    15.00%  20.10%  2.50% 3.75% 5.01% 6.26%  7.51%  8.76% 10.01% 11.26% 12.52%
  24,651-59,750    41,201-99,600    9.30     28.00   34.70   3.06  4.59  6.13  7.66   9.19  10.72  12.25  13.78  15.31
 59,751-124,650   99,601-151,750    9.30     31.00   37.42   3.20  4.79  6.39  7.99   9.59  11.19  12.78  14.38  15.98
124,651-271,050  151,751-271,050    9.30     36.00   41.95   3.45  5.17  6.89  8.61  10.34  12.06  13.78  15.50  17.23
   over 271,150     over 271,150    9.30     39.60   45.22   3.65  5.48  7.30  9.13  10.95  12.78  14.60  16.43  18.25
-----------------------------------------------------------------------------------------------------------------------

 * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the California personal income tax law; however, California taxable income may differ due to differences in exemptions, itemized deductions and other items.

 ** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1997, including indexing the rate bracket for inflation. These rates include the effect of deducting state and city taxes on your Federal return.

*** These rates represent the highest California personal income tax rates within the applicable Federal income tax brackets for 1997. Where there is a difference between the California personal income tax rates for single and married filing joint, an average rate was used.

  The Federal tax rates and California tax rates shown are those in effect for 1997 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

PURCHASE OF SHARES


 GENERAL

  The Fund currently offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary-- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group. In addition, certain investors, including certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

  Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial invest-ment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment require-ments in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day, pro-vided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Bar-ney to apply cash held in the shareholders' Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                                                         DEALERS
                            SALES CHARGE AS     SALES CHARGE AS      REALLOWANCE AS
   AMOUNT OF INVESTMENT   % OF OFFERING PRICE % OF AMOUNT INVESTED % OF OFFERING PRICE
--------------------------------------------------------------------------------------
   Less than $500,000            2.00%               2.04%                1.80%
   $500,000 and over                *                   *                    *
--------------------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an indi-vidual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and/or any of the Smith Barney Mutual Funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combi-nation of such company with the Fund by merger, acquisition of assets or oth-erwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the com-mencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travel-ers; and (f) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individ-ual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to purchase shares at net asset value by aggregat-ing the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Con-sultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVE

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or
(c) shares redeemed more than 12 months after their purchase. CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions, and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged therefor were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class C shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the tenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which repre-sents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1.00% (the applicable rate for Class C shares) for a total deferred sales charge of $2.40.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) invol-untary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or oth-erwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.


    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund


  Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Large Cap Blend Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

  Taxable-Fixed Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio

    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio

--------------------------------------------------------------------------------
 * Available for exchange with Class A, Class C and Class Y shares of the Fund.

 ** Available for exchange with Class A, shares of the Fund.
*** Available for exchange with Class A shares of the Fund.
 + Available for exchange with Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. +++ Available for exchange with Class A and Class Y shares of the Fund.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would expect to maintain for a sig-nificant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See Redemp-tion of Shares--Telephone Redemption and Exchange Program. Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemp-tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Intermediate Maturity California Municipals Fund
  Class A, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or redemp-tion request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in a 10-day period. First Data may require additional supporting docu-ments for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM.

  Shareholders who do not have a Smith Barney Brokerage Account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guaran-tee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

  From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include its current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distribu-tions on the reinvestment dates at prices calculated as stated in this Prospec-tus, then dividing the value of the investment at the end of the period so cal-culated by the initial amount invested and subtracting 100%. The standard aver-age annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current divi-dend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (in-cluding sales charge) on the last day of the period for which current dividend return for a Fund Class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composi-tion of its investment fund and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all signif-icant agreements between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund have been delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

 INVESTMENT ADVISOR AND ADMINISTRATOR -- MMC

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to an investment advisory agreement approved by the Trust's Board of Trustees. The Adviser (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Adviser renders investment advice to investment compa-nies that had aggregate assets under management as of January 31, 1998 in excess of $94 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays the Adviser a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid the Adviser an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid investment advisory fees to the Adviser in an amount equal to 0.7% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.23% of the value of the Fund's average daily net assets.

 ADMINISTRATOR -- MMC

  MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an administration fee of 0.6% of the value of its average daily net assets and the administrator voluntarily waived administration fees in an amount equal to 0.14% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  Joseph P. Deane is Vice President and Investment Officer of the Fund and has been the portfolio manager of the Fund since it commenced operations on Decem-ber 31, 1991. He manages the day-to-day operations of the Fund, including mak-ing all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended November 30, 1997, is included in the Annual Report dated November 30, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class C shares are not tied exclu-sively to the shareholder distribution and service expenses actually incurred by Smith Barney and the payments may exceed distributed expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will con-sider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust."

  Each Class of the Fund represents an identical interest in the Fund's invest-ment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

  Shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders hold-ing at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's Transfer Agent.

  The Fund sends shareholders a semi-annual report and an audited annual report which includes a listing of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Pro-spectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

                                              SMITH BARNEY
                                              ------------
                                              A Member of Travelers Group [LOGO]



                                                                    SMITH BARNEY
                                                           INTERMEDIATE MATURITY
                                                           CALIFORNIA MUNICIPALS
                                                                            FUND

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                FD0248 3/98



PROSPECTUS

                                                                    SMITH BARNEY

                                                                    Intermediate
                                                                        Maturity
                                                                        New York
                                                                      Municipals
                                                                            Fund



                                                                  MARCH 30, 1998



                                                   Prospectus begins on page one
[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                        March 30, 1998
--------------------------------------------------------------------------------

     Smith Barney Intermediate Maturity
     New York Municipals Fund
     388 Greenwich Street
     New York, New York 10013
     1 800-451-2010


     Smith Barney Intermediate Maturity New York Municipals Fund (the "Fund") seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income tax as is consistent with preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.


     Additional information about the Fund and the Trust is contained in a Statement of Additional Information (the "SAI") dated March 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.



Smith Barney Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  11
--------------------------------------------------------------------------------
Valuation of Shares                                                           25
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            25
--------------------------------------------------------------------------------
Purchase of Shares                                                            28
--------------------------------------------------------------------------------
Exchange Privilege                                                            33
--------------------------------------------------------------------------------
Redemption of Shares                                                          36
--------------------------------------------------------------------------------
Minimum Account Size                                                          39
--------------------------------------------------------------------------------
Performance                                                                   39
--------------------------------------------------------------------------------
Management of the Trust and the Fund                                          40
--------------------------------------------------------------------------------
Distributor                                                                   42
--------------------------------------------------------------------------------
Additional Information                                                        42
--------------------------------------------------------------------------------


================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE. The Fund is a non-diversified intermediate-term municipal bond fund that seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income tax as is consistent with the preservation of principal. The Fund invests primarily in investment-grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities. The weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."


ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers three classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- No Initial Sales Charge."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any conversion rights of the classes in the context of their own investment time frame.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price would be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, purchasers eligible to purchase Class A shares at net asset value should consider doing so.


     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


PURCHASE OF SHARES. Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See Purchase of Shares."


INVESTMENT MINIMUMS. Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares.


SYSTEMATIC INVESTMENT PLAN. The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES. Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


MANAGEMENT OF THE TRUST AND THE FUND. Mutual Management Corp. ("MMC"or the "Adviser") formerly known as Smith Barney Mutual Funds Management Inc. serves as the Fund's investment adviser and administrator. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, ("Holdings"), formerly known as Smith Barney Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."


EXCHANGE PRIVILEGE. Shares of a Class may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES. Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and also is available from a Smith Barney Financial Consultant. See "Valuation of Shares."


DIVIDENDS AND DISTRIBUTIONS. Dividends are paid monthly from net

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


investment income. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS. Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."


RISK FACTORS AND SPECIAL CONSIDERATIONS. There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money market fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Fund's net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securities the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Group ("S&P") or BBB by Fitch IBCA, Inc. ("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.

     The Fund may invest up to 20% of its total assets in unrated securities that the Adviser determines to be of comparable quality to the securities rated investment grade in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Fund's ability to sell these securities when the Adviser deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.


     Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments presenting the Fund with risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

techniques involving risks to the Fund. See "Investment Objective and Management Policies -- Investment Techniques -- Risk Factors and Special Considerations" and "Dividends, Distributions and Taxes."

     Investment in the Fund, which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See "Investment Objective and Management Policies -- Risk Factors and Special Considerations." Investment in the Fund involves risks and special considerations applicable to the State of New York. See "Investment Objective and Management Policies -- Risk Factors and Special Considerations."


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:


Intermediate Maturity New York Municipals Fund      Class A   Class C    Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
     Maximum sales charge imposed on purchases
       (as a percentage of offering price)            2.00%     None       None
     Maximum CDSC (as a percentage of original
       cost or redemption proceeds,
       whichever is lower)                            None*     1.00%      None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses***
     (as a percentage of average net assets)
     Management fees (net of fee waivers)             0.19%     0.19%      0.19%
     12b-1 fees**                                     0.15      0.35        --
     Other expenses+                                  0.36      0.37       0.36
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES
     (after waivers)                                  0.70%     0.91%      0.55%
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Class C shares are subject to an ongoing distribution fee and, as a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
*** "Management fees" have been restated to reflect the management fee waiver currently in effect for the Fund. During the fiscal year ended November 30, 1997, the Fund's investment adviser and administrator voluntarily waived portions of its fees in the aggregate amount equal to 0.31% of the value of the Fund's average daily net assets thereby decreasing the amount paid by the Fund in respect of management fees to 0.19% of the value of the Fund's average daily net assets. This had the effect of lowering the Fund's overall expenses and increasing the returns available to investors. If MMC had not elected to waive fees and reimburse expenses, the Fund's total operating expenses for Class A shares and Class C shares for the fiscal year ended November 30, 1997, would have been 0.98% and 1.20%, respectively, of the value of the Fund's average daily net assets. As of November 17, 1995, the Fund's investment advisory fee was reduced from 0.35% to 0.30% of the average daily net assets of the Fund.
+ For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because prior to November 30, 1997 no Class Y shares were sold.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant


     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of this Class, consisting of a 0.20% distribution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."


Intermediate Maturity New York Municipals Fund   1 year 3 years 5 years 10 years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and (2)
redemption at the end of each time
period:
     Class A                                        $27    $42      $58     $105
     Class C                                         19     33       50      112
     Class Y                                          6     18       31       69

An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:
     Class A                                        $27    $42       58     $105
     Class C                                          9     29       50      112
     Class Y                                          6     19       32       69
================================================================================


    The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated November 30, 1997. The following information for the period ended November 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by reference into the SAI.



For a share of beneficial interest outstanding throughout each year:
Smith Barney
Intermediate Maturity
New York Municipals Fund                  Year Ended November 30,
                                          -----------------------
Class A Shares                  1997     1996     1995     1994     1993     1992(1)
=======================================================================================
Net Asset Value,
  Beginning of Year             $8.47    $8.48    $7.80    $8.54    $8.18     $7.90
---------------------------------------------------------------------------------------
Income (Loss) From Operations
  Net investment income(1)       0.41     0.41     0.41     0.40     0.40      0.38
  Net realized and
  unrealized gain (loss)         0.10    (0.01)    0.68    (0.72)    0.38      0.28
---------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                0.51     0.40     1.09    (0.32)    0.78      0.66
---------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income         (0.41)   (0.41)   (0.41)   (0.40)   (0.40)    (0.38)
  Net realized gains               --       --       --    (0.02)   (0.02)       --
---------------------------------------------------------------------------------------
Total Distributions             (0.41)   (0.41)   (0.41)   (0.42)   (0.42)    (0.38)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year    $8.57    $8.47    $8.48    $7.80    $8.54     $8.18
---------------------------------------------------------------------------------------
Total ReturnP.                   6.23%    4.85%   14.31%   (3.97)%   9.76%     8.59%++
---------------------------------------------------------------------------------------
Net Assets,
  End of Year (in 000s)       $47,759  $49,355  $52,568  $62,090  $67,230   $24,543
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                    0.67%    0.66%    0.65%    0.65%    0.65%     0.65%+
  Net investment income          4.83     4.86     5.01     4.77     4.59      4.95+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate            52%      67%      --    68%      22%       68%
=======================================================================================



(1) For the period from December 31, 1991 (inception date) to November 30, 1992. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
(2) The investment adviser has waived all or part of its fees for the five years ended November 30, 1997 and the period ended November 30, 1992. If such fees had not been waived, the per share decreases in net investment income, and the expense ratios, would have been as follows:
P.  Total return does not include deduction of the applicable sales charge.



                     Per Share Decrease                           Expense Ratio
                   In Net Investment Income                    Without Fee Waivers
          ----------------------------------------  ----------------------------------------
           1997   1996   1995   1994   1993   1992   1997   1996   1995   1994   1993   1992
          -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Class A   $0.03  $0.04  $0.03  $0.03  $0.04  $0.06  0.98%  1.08%  0.97%  0.98%  1.10%  1.45%+


--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout the year:

Intermediate Maturity New York Municipals Fund
Class C Shares                                        1997        1996       1995(1)
======================================================================================
Net Asset Value, Beginning of Year                    $8.47       $8.48       $7.87
--------------------------------------------------------------------------------------
Income From Operations
  Net investment income(2)                             0.39        0.39        0.38
  Net realized and unrealized gain (loss)              0.10       (0.01)       0.61
--------------------------------------------------------------------------------------
Total Income From Operations                           0.49        0.38        0.99
--------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                               (0.39)      (0.39)      (0.38)
--------------------------------------------------------------------------------------
Total Distributions                                   (0.39)      (0.39)      (0.38)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $8.57       $8.47       $8.48
--------------------------------------------------------------------------------------
Total ReturnP.                                         6.00%       4.64%      13.01%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (in 000s)                    $2,283      $1,192        $393
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                          0.89%       0.88%       0.86%+
  Ratio of Net Investment Income                       4.61        4.64        4.74+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  52%         67%         --
======================================================================================


(1) For the period from December 5, 1994 (inception date) to November 30, 1995.
(2) The investment adviser has waived a part of its fees for the two-year period ended November 30, 1997 and for the period ended November 30, 1995. If such fees had not been not waived, the per share effect on net investment income, and expense ratios, would have been as follows:

                            Per Share Decreases to           Expense Ratios
                             Net Investment Income         Without Fee Waivers
                            ----------------------         -------------------
                            1997     1996     1995       1997     1996     1995
                            ----     ----     ----       ----     ----     ----
   Class C                  $0.03    $0.02    $0.03      1.20%    1.30%+  1.19%+

++ Total return is not annualized, as it may not be representative of the total for the year.
+   Annualized.
P.  Total return does not include deduction of the applicable sales charge.

   As of November 30, 1997, the Fund had not sold any Class Y shares, and accordingly, no comparable financial information is available at this time for that Class.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------


     The Fund's investment objective is to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income taxes as is consistent with preservation of principal. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a majority (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

     Under normal market conditions, the Fund attempts to invest 100% in a portfolio of investment grade debt obligations issued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from New York State personal income tax are defined as "New York Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in New York Exempt Obligations.

     The Fund will invest at least 80% of its total assets in New York Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moody's, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by the Adviser to be of a quality comparable to investment grade. The Fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's, BBB by S&P or BBB by Fitch, at the time of purchase.


     The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and New York State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

outstanding voting securities of a single issuer.


     The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the New York Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The Adviser's judgment as to credit quality of a New York Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. A description of Moody's, S&P and Fitch ratings relevant to the Fund's investments is included as an appendix to the SAI. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dispose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer.


     New York Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. New York Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of New York Exempt Obligations, both within a particular classification and between classifications.

     The yields on, and values of, New York Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, conditions in the New York Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, New York Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considerations -- New York Exempt Obligations."

     Issuers of New York Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     MATURITY OF OBLIGATIONS HELD BY THE FUND


     The Adviser believes that the Fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the Fund will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.


     PRIVATE ACTIVITY BONDS

     The Fund may invest without limit in New York Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on New York Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term New York Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in New York Exempt Obligations.

     RELATED INSTRUMENTS

     The Fund may invest without limit in New York Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial difficulties.


     OTHER MISCELLANEOUS POLICIES


     The Fund may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     TYPES OF NEW YORK EXEMPT OBLIGATIONS HELD BY THE FUND


     Municipal Leases. The Fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the Adviser will consider such factors as it deems appropriate, which may include:
(a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     Municipal leases that the Fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which the Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


     Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.


     Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon New York Exempt Obligations. Zero coupon New York Exempt Obligations are generally divided into two categories: pure zero obligations, which pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon New York Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the New York Exempt Obligation's life or payment deferral period.

     Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain New York Exempt Obligations. The underwriter of these certificates or receipts typically purchases New York Exempt Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon New York Exempt Obligations described above. Although under the terms of a custodial receipt the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

would be reduced in recognition of any taxes paid.

     New York Exempt Obligation Components. The Fund may invest in New York Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the New York Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

     Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate New York Exempt Obligation having similar credit quality, redemption provisions and maturity.

     Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are New York Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

     The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and variable rate obligations held by the Fund are not secured by letters of credit or

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


other credit support arrangements, the Fund's right to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. the Adviser, on behalf of the Fund, will consider the creditworthiness of the issuers of floating and variable rate demand obligations in the Fund on an ongoing basis.


     Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in New York Exempt Obligations. A participation interest gives the Fund an undivided interest in the New York Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the New York Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the New York Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the New York Exempt Obligation or to maintain or improve the quality of its investment portfolio.


     Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.


     In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.


     Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Code, applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."


     Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus,

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

     If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     TAXABLE INVESTMENTS


     Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when the Adviser believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term New York Exempt Obligations and Taxable Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the Fund may not achieve its investment objective.


     Money market instruments in which the Fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

     U.S. government securities in which the Fund may invest include direct obligations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

     INVESTMENT TECHNIQUES

     The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:


     When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segregated account of the Fund, cash, debt securities or any grade or equity securities having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to New York Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

trading purposes. The Fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying New York Exempt Obligation and similarly decreasing the security's yield to investors.


     RISK FACTORS AND SPECIAL CONSIDERATIONS


     Investment in the Fund involves risk factors and special considerations, such as those described below:

     New York Exempt Obligations. Even though New York Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of New York Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated New York Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.


     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes (and, with respect to New York Exempt Obligations, to the exemption of interest on them from New York state personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of New York Exempt Obligations or the basis for opinions of counsel.


     Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of New York Exempt Obligations for investment by the Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of New York Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this Prospectus.


     Unrated Securities. The Fund may invest in unrated securities that the Adviser determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist. As a result, the Fund's ability to sell these securities when the Adviser deems it appropriate may be diminished.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or contract unless money is appropriated for that purpose by a legislative body annually or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.

     Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

     Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded New York Exempt Obligations. Non-publicly traded securities may be less liquid than publicly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

     Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.


     Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Adviser. To the extent the Fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.


     Certain substantial issuers of New York Exempt Obligations (including issuers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On July 10, 1995, S&P downgraded its rating of New York City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and City's continued high debt levels also contributed to its decision to lower the ratings. On the other hand, strong demand for New York Exempt Obligations has more recently had the effect of permitting New York Exempt Obligations to be issued with yields relatively lower, and after issuance, to trade in

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 8, 1997, Fitch has rated City bonds A.

     Other considerations affecting the Fund's investment in New York Exempt Obligations are summarized in the SAI.

     Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


     PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.


     The Fund cannot accurately predict its portfolio turnover rate, but anticipates that the annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund are replaced once during a period of one year. The Adviser will not consider turnover rate a limiting factor in making investment decisions consistent with the investment objective and policies of the Fund.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.


     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the SAI.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     Dividends and Distributions


     The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of the three business days prior thereto. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.


     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

     The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

     Taxes

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are reinvested in additional Fund shares. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.


     Dividends paid by the Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax purposes if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on Municipal Obligations, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of dividends and distributions from the Fund if the environmental tax is reinstated as proposed by President Clinton. Dividends of the Fund derived from interest on New York Exempt Obligations will be exempt from New York State personal income (but not corporate franchise or income) taxes.


     Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from New York State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes.

     Shareholders of the Fund should consult their tax advisors with specific

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

reference to their own tax situations.

     TAX-EXEMPT INCOME VS. TAXABLE INCOME

     The table below shows New York taxpayers who are individuals how to translate Federal and New York State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and New York marginal income tax rates, the table is not applicable to individuals who do not pay New York State personal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.


                                                      New York,
                                  Combined    1997   State, City      New York Tax-Exempt
                                    State    Federal and Federal       Equivalent Yields
              Taxable Income     and City   Marginal  Effective
         Single           Joint   Rates****   Rates    Rate**  2.00%  3.00%  4.00% 5.00%  6.00%
------------------------------------------------------------------------------------------------
    $  0-24,650        0-40,001     11.24%   15.00%   24.55%   2.65%  3.98%  5.30% 6.63%  7.95%
  24,001-59,750   41,200-99,600     11.31    28.00    36.14    3.13   4.70   6.26  7.83   9.40
 59,750-124,650  99,600-151,750     11.31    31.00    38.80    3.27   4.90   6.54  8.17   9.80
124,650-271,050 151,750-271,050     11.31    36.00    43.24    3.52   5.29   7.05  8.81  10.57
   over 271,050    over 271,050     11.31    39.60    46.43    3.73   5.60   7.47  9.33  11.20
------------------------------------------------------------------------------------------------

                                                      New York,
                                  Combined    1997   State, City      New York Tax-Exempt
                                    State    Federal and Federal       Equivalent Yields
              Taxable Income     and City   Marginal  Effective
         Single           Joint   Rates****   Rates    Rate**  7.00%  8.00%   9.00%  10.00%
------------------------------------------------------------------------------------------------
    $  0-24,650        0-40,000     11.24%   15.00%    24.55%   9.28% 10.60%  11.93%  13.25%
  24,650-59,750   41,200-99,600     11.31    28.00     36.14   10.96  12.53   14.09   15.66
 59,750-124,650  99,600-151,750     11.31    31.00     38.80   11.44  13.07   14.71   16.34
124,650-271,050 151,750-271,050     11.31    36.00     43.24   12.33  14.09   15.86   17.62
   over 271,050    over 271,050     11.31    39.60     46.43   13.07  14.93   16.80   18.67
------------------------------------------------------------------------------------------------

* This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the New York State or City personal income tax law, however, New York State or City taxable law may differ due to differences in exemptions, itemized deductions, and other items.
** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1997, including indexing the rate brackets for inflation. These rates include the effect of deducting state and City taxes on your Federal return. For New York purposes, these combined rates reflect the expected New York State and New York City tax and surcharge rates for 1997.
*** These represent New York State, City and Federal Tax Equivalent Yields. **** These rates represent the highest New York State and City personal income tax rates within the applicable Federal income tax brackets for 1997.

     The Federal tax rates and New York State and New York City tax rates shown are those in effect for 1997 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     General


     The Fund offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary-Alternate Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

     Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date").

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

     Systematic Investment Plan


     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     Initial Sales Charge Alternative -- Class A Shares

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                   Sales
                                 Charge as         Sales             Dealers
                                   % of          Charge as         Reallowance
                                 Offering          % of              as % of
Amount of Investment               Price      Amount Invested    Offering Price
================================================================================
     Less than $500,000            2.00%            2.04%             1.80%
     $500,000 and over             *                *                 *
================================================================================


* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."



     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


     The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


     Initial Sales Charge Waivers


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees or members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     Right of Accumulation

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge, or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     Group Purchases


     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and its members, and must agree to include sales and other materials related to the Fund in its publications and mailing to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.


     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to purchase shares at net asset value by aggregating the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.


     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made with the thirteen-month period, all Class Y shares purchased to date will the transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


     Deferred Sales Charge Alternatives


     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

     In determining the applicability of any CDSC, it will be assumed that a

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     Waivers of CDSC


     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.


     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     FUND NAME
--------------------------------------------------------------------------------


Growth Funds
      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund


Growth and Income Funds
      Concert Social Awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Large Cap Blend Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund


Taxable Fixed-Income Funds
   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund


Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney Municipal High Income Fund
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

Global-International Funds
      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Global Portfolio
      Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------


  * Available for exchange with Class A, Class C and Class Y shares of the Fund. ** Available for exchange with Class A shares of the Fund. In addition, Class C shareholders who own Class C shares of the Fund may exchange Fund shares for Class C shares of this Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class C shares of the Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.


     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.


      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


     Smith Barney Intermediate Maturity New York Municipals Fund
     Class A, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts 01581-5128

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


     Telephone Redemption and Exchange Program.

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.


     Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for the following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

     Automatic Cash Withdrawal Plan

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------


     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.


--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include the Fund's current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund Class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Fund Class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------

     Board of Trustees


     Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

     Investment Adviser and Administrator -- MMC

     MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to an investment advisory agreement, approved by the Trust's Board of Trustees. The Adviser (through predecessor

--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------


entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Adviser renders investment advice to investment companies that had aggregate assets under management as of January 31, 1998, in excess of $94 billion.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays the Adviser a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid the Adviser an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an investment advisory fee to the Adviser in an amount equal to 0.11% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.19% of the value of the Fund's average daily net assets.

     Administrator -- MMC

     MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1997, the Fund paid an administration fee to MMC in an amount equal to 0.08% of the Fund's average daily net assets and the administrator voluntarily waived administrative fees in an amount equal to 0.12% of the value of the Fund's average daily net assets.

     Portfolio Management

     Peter Coffe, Vice President and Investment Officer of the Fund, has been the portfolio manager of the Fund since February 20, 1996. He manages the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended November 30, 1997, is included in the Annual Report dated November 30, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

     Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class C shares are not tied exclusively to the shareholder distribution and service expenses actually incurred by Smith Barney, and the payments may exceed expenses actually incurred by Smith Barney. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms with respect to the Fund on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Smith Barney and amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."

     Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------


borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

     The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.


     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends shareholders a semi-annual report and an audited annual report, each of which includes a listing of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Financial Consultants or First Data.

                                                                    SMITH BARNEY
                                                                    ------------
                                               A Member of TraverlersGroup[Logo]


                                                                    Smith Barney
                                                                    Intermediate
                                                                        Maturity
                                                                        New York
                                                                 Municipals Fund

                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                    FD 0247 3/98



[LOGO] SMITH BARNEY MUTUAL FUNDS
       INVESTING FOR YOUR FUTURE.
       EVERYDAY

PROSPECTUS                                                 MARCH 30, 1998


Smith Barney
Large Capitalization Growth Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

  Smith Barney Large Capitalization Growth Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by investing, under normal market condi-tions, 65% of its assets in equity securities of companies with large market capitalizations. The Fund defines large capitalization companies as those com-panies with market capitalizations of $5 billion or more at the time of the Fund's investment. The Fund is one of a number of funds, each having distinct investment objectives and policies, making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Shares of the other Funds offered by the Trust are described in separate pro-spectuses that may be obtained by calling the Trust at 1-800-451-2010.

  Additional information about the Fund is contained in a Statement of Addi-tional Information, (the "SAI") dated March 30, 1998, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   10
-------------------------------------------------
VALUATION OF SHARES                            12
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             13
-------------------------------------------------
PURCHASE OF SHARES                             14
-------------------------------------------------
EXCHANGE PRIVILEGE                             24
-------------------------------------------------
REDEMPTION OF SHARES                           27
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           29
-------------------------------------------------
PERFORMANCE                                    30
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           30
-------------------------------------------------
DISTRIBUTOR                                    31
-------------------------------------------------
ADDITIONAL INFORMATION                         32
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, 65% of its assets in equity secu-rities of companies with large market capitalizations. See "Investment Objec-tive and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when com-bined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to pur-chase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available as investment alternatives under both of these programs. See "Purchase of Shares--Smith Bar-ney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney during the Initial Subscription Period. During the con-tinuous offering period, shares may also be purchased through a brokerage account maintained with Smith Barney, a broker that clears securities transac-tions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investors Services Group, Inc. ("First Data" or "Transfer Agent"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment require-ment for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment require-ments for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN During the continuous offering period, the Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC" or the "Manager"), formerly known as Smith Barney Mutual Funds Management Inc., serves as the Fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, ("Holdings") formerly known as Smith Barney Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribu-tion reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The value of the Fund's invest-ments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the finan-cial condition and prospects of issuers in which the Fund invests. The Fund may invest in foreign securities, though management intends to limit such investments to 10% of the Fund's assets. Foreign investments may include addi-tional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's estimated operating expenses:

  SMITH BARNEY
  LARGE CAPITALIZATION GROWTH FUND              CLASS A CLASS B CLASS C CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
     (as a percentage of offering price)         5.00%   None    None    None
    Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever is
     lower)                                      None*   5.00%   1.00%   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                              0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                 0.25    1.00    1.00    None
    Other expenses***                            0.15    0.15    0.15    0.07
-------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                  1.15%   1.90%   1.90%   0.82%
-------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD.

 *** "Other Expenses" have been estimated based on expenses the Fund has incurred during its fiscal year ended November 30, 1997.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. For Class B and Class C shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of each respective Class, consisting of a 0.75% dis-tribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

  SMITH BARNEY
  LARGE CAPITALIZATION GROWTH FUND                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------------------------------
  An investor would pay the following expenses on
  a $1,000 investment, assuming (1) 5.00% annual
  return and (2) redemption at the end of each
  time period:
    Class A......................................   $61     $85    $110     $183
    Class B......................................    69      90     113      203
    Class C......................................    29      60     103      222
    Class Y......................................     8      26      46      101
  An investor would pay the following expenses on
  the same investment, assuming the same annual
  return and no redemption:
    Class A......................................   $61     $85    $110     $183
    Class B......................................    19      60     103      203
    Class C......................................    19      60     103      222
    Class Y......................................     8      26      46      101
----------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's Annual Report dated November 30, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by reference into the SAI.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD:

SMITH BARNEY LARGE CAPITALIZATION         CLASS     CLASS     CLASS    CLASS
GROWTH FUND                                A(1)      B(1)     C(1)     Y(2)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $11.88    $11.88   $11.88  $ 12.66
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income (loss)                0.01     (0.01)   (0.01)    0.01
 Net realized and unrealized gain (loss)     0.39      0.39     0.39    (0.37)
-------------------------------------------------------------------------------
Total Income From Operations                 0.40      0.38     0.38     0.37
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        --        --       --       --
-------------------------------------------------------------------------------
Total Distributions                           --        --       --       --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $12.28    $12.26   $12.26   $12.29
-------------------------------------------------------------------------------
TOTAL RETURN+(P)                             3.37%     3.20%    3.20%   (2.92)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)         $111,063  $179,598  $37,224  $84,758
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
Expenses                                     1.15%     1.90%    1.90%    0.82%
Net investment income                        0.38     (0.37)   (0.38)    0.54
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                         1%        1%       1%       1%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                        $0.06     $0.06    $0.06    $0.06
-------------------------------------------------------------------------------

(1) For the period from August 29, 1997 (inception date) to November 30, 1997.

(2) For the period from October 15, 1997 (inception date) to November 30, 1997.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 (PTotal)return does not reflect deduction of any applicable sales charges.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is long term growth of capital by investing in equity securities of companies with large market capitalizations. This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing primarily in equity securities consisting of common stocks which are believed to afford attractive opportunities for investment growth. The core holdings of the Fund are large capitalization companies that are dominant in their industries, global in scope and have a long term history of performance. The Fund normally invests at least 65% of its total assets in these securities. The Fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The Fund defines large market capitalization companies as those having $5 billion or more at the time of the Fund's investment. Compa-nies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

  Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume resulting in a high degree of liquidity. When choosing the Fund's investments, the Fund seeks companies that it expects will demonstrate consistent and sustainable long term growth in earnings per share, strong cash flow, a high return on equity and a quality balance sheet. This method of selecting stocks is based on the belief that a company's earnings growth will eventually translate into growth in the price of its stock. In analyzing securities for investment, the Manager considers many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities. The value of the Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests.

  Under normal market conditions, the majority of the Fund's portfolio will consist of common stocks, but it also may contain money market instruments for cash management purposes. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or eco-nomic conditions warrant.

  Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the SAI.

 INVESTMENT STRATEGIES AND TECHNIQUES
  Equity Securities. The Fund will normally invest at least 65% of its assets in equity securities, primarily common stocks and, to a lesser extent, securi-ties convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

  Short-Term Investments. The Fund may also invest in money market instruments such as: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institu-tions; high-grade commercial paper; and repurchase agreements with respect to such instruments.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securi-ties occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by the Manager to be liquid and unencumbered pursuant to guidelines established by the Trustees in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

  Foreign Securities. The Fund may invest in securities of non-U.S. issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the Fund's investment in these types of securities, to 10% of the Fund's net assets. ADRs are receipts, typi-cally issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in

European securities markets. The underlying securities are not always denomi-nated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

  Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about indi-vidual companies, less market liquidity and political instability.

  Portfolio Transactions and Turnover. Portfolio securities transactions on behalf of the Fund are placed by the Manager with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate that Smith Barney charges its comparable unaffiliated customers in similar transactions.

  The Fund generally does not engage in short-term trading but intends to pur-chase securities for long-term growth. Accordingly, the Fund's annual portfo-lio turnover rate is not expected to exceed 100%.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on nec-essary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Fund's policy is to distribute substantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undis-tributed amounts of ordinary income and capital gains, the Fund may make an additional distribution, shortly before December 31 in each year, of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net invest-ment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income, regardless of how long sharehold-ers have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in addi-tional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal divi-dends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distribu-tions will be mailed annually. Each shareholder also will receive, if appropri-ate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Share-holders should consult their own tax advisors regarding specific questions as to the Federal and local tax consequences of investing in the Fund.

PURCHASE OF SHARES


 GENERAL

  The Fund currently offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary--Alter-native Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.



  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Transfer Agent. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the min-imum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares purchases by employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees, of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to pur-chase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent. Share certificates are issued only upon a shareholder's writ-ten request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized, through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Bar-ney to apply cash held in the sharehold-er's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $ 25,000          5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
    50,000 -  99,999          3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and/or any of the Smith Barney Mutual Funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be resold except through redemp-tion or repurchase; (b) offers of Class A shares to any other investment com-pany to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the pur-chase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund or Class A shares of another fund of the Smith Bar-ney Mutual Funds that are offered with a sales charge, and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by regis-tered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregis-tered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or invest-ments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individ-ual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVES
  "CDSC Shares" are sold at the net asset value next determined without an ini-tial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Pur-chase Arrangements--Class B Shares Conversion Feature." The length of time that CDSC Shares acquired through an exchange have been held will be calcu-lated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemp-tion. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months follow-ing the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain cir-cumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  Each Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund. (For Participating Plans that were originally estab-lished through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previ-ously qualified for an exchange into Class A shares will be offered the oppor-tunity to exchange all of its Class C shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the Par-ticipating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives".

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund


  Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Large Cap Blend Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund


    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.

    Smith Barney Municipal High Income Fund
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.

 ** Available for exchange with Class A and Class B shares of the Fund. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares of the Fund may exchange Fund shares for Class C shares of this Fund.
***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class C shares of this Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

  A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the share-holder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Large Capitalization Growth Fund
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-
tic credit union, member bank of the Fed     -
eral Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for the management and supervision of the Trust rests with the Trust's Board of Trustees. The Trustees approve all significant agree-ments between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to the Fund's investment manager. The SAI contains background information regarding each Trustee of the Trust and executive officers of the Fund.

 INVESTMENT MANAGER--MMC

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment manager pursuant to an investment management agreement approved by the Trust's Board of Trustees. The Manager (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Manager renders investment advice to invest-ment companies that had aggregate assets under management as of January 31, 1998 in excess of $94 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For invest-ment management services rendered, the Fund pays the Manager a monthly fee at the annual rate of 0.75% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  Alan Blake, Vice President and Investment Officer of the Fund, is the portfo-lio manager and manages the day-to-day operations of the Fund, including making all investment decisions.

DISTRIBUTOR


  Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically con-vert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.
  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a con-tinuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust." The Trust offers shares of beneficial interest of sepa-rate funds with a par value of $.001 per share. The Fund offers shares of bene-ficial interest currently classified into four Classes--A, B, C and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and pref-erences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distri-bution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the inter-ests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appro-priate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  PNC Bank National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

                                               SMITH BARNEY
                                               ------------
                                               A Member of Traveler Group [LOGO]



                                                              SMITH BARNEY LARGE
                                                                  CAPITALIZATION
                                                                GROWTH FUND INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                              FD 01306 3/98




PART B
STATEMENT OF ADDITIONAL INFORMATION

Smith Barney
INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010

	March 30, 1998

This Statement of Additional Information (the "SAI") supplements the information contained in the current Prospectus of the Smith Barney Large Capitalization Growth Fund ("the Fund") dated March 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Prospectus. The Prospectus may be obtained by contacting a Smith Barney Financial Consultant, or by writing or calling Smith Barney Investment Trust (the "Trust"), of which the Large Capitalization Fund is a series, at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into each Prospectus in its entirety.

TABLE OF CONTENTS

For ease of reference, the section headings used in this SAI are identical to those used in each Prospectus except as noted in parentheses below:

Management of the Trust and the Funds
1
Investment Objectives and Management Policy
4
Purchase of Shares
8
Redemption of Shares
9
Distributor
10
Valuation of Shares
11
Exchange Privilege
12
Performance Data (See in the Prospectus "Performance ")
12
Taxes (See in the Prospectus "Dividend, Distribution and Taxes")
15
Additional Information
16
Financial Statements
17
MANAGEMENT OF THE TRUST AND THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
NAME	SERVICE
Smith Barney Inc. ("Smith Barney" or the
"Distributor")
Distributor
Mutual Management Corp. ("MMC" or the "Manager")
Investment Manager
PNC Bank, National Association ("PNC" or the
"Custodian")
Custodian
First Data Investor Services Group, Inc.,
("First Data" or the " Custodian")

Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.


TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the Trustees of the Trust and executive officers of the Fund, together with information as to their principal business occupations, are set forth below. The executive officers of the Fund are employees of organizations that provide services to the Fund. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

	Herbert Barg (Age 74). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	*Alfred J. Bianchetti, Trustee (Age 75). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

	Martin Brody, Trustee (Age 76). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

	Dwight B. Crane, Trustee (Age 60). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

	Burt N. Dorsett, Trustee (Age 67). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Trustee of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

	Elliot S. Jaffe, Trustee (Age 71). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

	Stephen E. Kaufman, Trustee (Age 66). Attorney. His address is 277 Park Avenue, New York, New York 10172.

	Joseph J. McCann, Trustee (Age 67). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

	*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
64). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management. Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Cornelius C. Rose, Jr., Trustee (Age 64). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Trustee of Performance Learning Systems, an educational consultant. His address is Fair Oaks, Enfield, New Hampshire 03748.

	James J. Crisona, Trustee Emeritus. Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118 East 60th Street, New York, New York 10022

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Alan Blake, Vice President and Investment Officer (Age 48), Managing Director of Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

	Christina T. Sydor, Secretary (Age 46), Managing Director of Smith Barney. General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	No officer, director or employee of Smith Barney or any of its affiliates receives any compensation from the Trust for serving as an officer of the Fund or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $8,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each Trustee emeritus who is not an officer, director or employee of Smith Barney or its affiliates receives a fee of $4,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

	For the fiscal year ended November 30, 1997, the Trustees of the Fund were paid the following compensation:






Name of Person



Aggregate
Compensat
ion
from Fund
#
Total
Pension or
Retirement
Benefits
Accured
as part of
Fund Expenses

Compensatio
n
from Fund
and Fund
Complex

Paid to
Trustees

Number of
Funds for
Which
Trustees
Serves
Within
Fund Complex
Herbert Barg
$6100
$0
$101,600
18
Alfred
Bianchetti*
  6100
  0
49,600
13
Martin Brody
  6100
  0
119,814
21
Dwight B. Crane
  6100
  0
133,850
24
Burt N. Dorsett
  6100
  0
49,600
13
Elliot S. Jaffe
  6100
  0
48,500
13
Stephen E.
Kaufman
  6100
  0
91,964
15
Joseph J.
McCann
  6100
  0
49,600
13
Heath B.
McLendon *
-
-
-
42
Cornelius C.
Rose, Jr.
  6100
  0
49,600
13

*      Designates an "interested" Trustee.
#   Upon attainment of age 80, Fund Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Mr. Crisona is a Trustee Emeritus and as such may attend meetings but has no voting rights. During the Funds last fiscal year, aggregate compensation paid by the Fund to Trustees achieving emeritus
status totaled [ $   	]

Investment Manager - MMC

MMC serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment Management Agreement") with the Trust which was approved by the Board of Trustees, including a majority of Trustees who are not "interested persons" of the Trust or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The services provided by the Manager under the Investment Management Agreement are described in the prospectus under "Management of the Trust and the Fund." The Manager pays the salary of any officer and employee who is employed by both it and the Trust. The Manager bears all expenses in connection with the performance of its services.
As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Trust. The Trustees who are not "interested persons" of the Trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG Peat Marwick LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the Trust and to render opinions on the Funds financial statements for the fiscal year ended November 30, 1998.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Money Market Instruments. As stated in the Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation the ("FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specialized levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.
Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required: (a) to pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) to maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the Manager will carefully evaluate such investments on a case-by-case basis. Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

American, European and Continental Depository Receipts. The Fund may invest in the securities of foreign and domestic issuers in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs").
These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

Miscellaneous Investment Policies

The Fund may invest up to an aggregate amount equal to 10% of its net assets of illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Investment Restrictions

The investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of outstanding shares. Investment restrictions 8 through 13 may be changed by a vote of a majority of the Trusts Board of Trustees at any time.

Under the investment restrictions adopted by the Trust with respect to the
Fund:  The Fund will not

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds investment objective and policies); or
(d) investing in real estate investment trust securities.

7. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9. Invest in oil, gas or other mineral leases or exploration or development programs.

10. Write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the Funds investment objective and policies.

11. Purchase any security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the total outstanding voting stock of any closed-end investment company, or more than 5% of the value of the Funds total assets would be invested in securities of any one or more closed-end investment companies.

12. Purchase a security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.

13. Make investments for the purpose of exercising control of management.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall review of the Trusts Board of Trustees. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. The Trust has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the Fund, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed fair and reasonable to the Funds shareholders. The primary considerations of the Manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Manager may receive orders for portfolio transactions by the Fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager, and the fees of the Manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the Manager in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Portfolio Turnover

While the Funds portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.
The portfolio turnover rate for the period ended November 30, 1997 was 1%.

PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges described in the Prospectus apply to purchases of shares of the Fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individuals spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectus, apply to any purchase of shares of a Fund by any "purchaser" (as defined above). The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.


Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class C shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each Funds financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Funds shareholders.

Distribution in Kind

If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the Fund who own shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholders investment in a Fund, continued withdrawal payments will reduce the shareholders investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a Fund who wish to participate in the Withdrawal Plan and who hold their shares of the Fund in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Trusts distributor on a best efforts basis pursuant to a written agreement (the Distribution Agreement"), which was approved by the Trusts Board of Trustees.

For the fiscal year ended November 30, 1997, the Distributor received approximately $3,023,000 in sales charges for the sale of the Funds Class A shares, and did not reallow any portion thereof to dealers.

For the fiscal year ended November 30, 1997, the Distributor received approximately $28,000 representing CDSC on redemption of the Funds Class B shares.

For the fiscal year ended November 30, 1997, the Distributor received approximately $3,000 representing CDSC on redemption of the Funds Class C shares.

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investors brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trusts Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended November 30, 1997, the Distributor incurred distribution expenses totaling approximately $10,736,062, consisting of approximately $373,258 for advertising, $4,583 for printing and mailing of prospectuses, $1,811,797 for support services, $8,177,797 to Smith Barney Financial Consultants, and $368,627 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Funds shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

For the fiscal year ended November 30, 1997, the Distributor, received $551,254 in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees including all of the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

SERVICE FEES

Year Ended
11/30/97
Class A
	$  64,109
Class B
	101,125
Class C
	20,661

DISTRIBUTION FEES

Year Ended
11/30/97
Class B
	$303,375
Class C
	61,984


VALUATION OF SHARES

The net asset value per share of the Funds Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing its assets. Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of the Fund may be exchanged without a sales charge for Class A shares of any of the Smith Barney Mutual Funds.
B. Class C shares of any fund may be exchanged without a sales charge.
For purposes of CDSC applicability, Class C shares of the Fund exchanged for Class C shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.
Dealers other than Smith Barney must notify the Transfer Agent of the investors prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.
The exchange privilege enables shareholders in any Smith Barney Mutual Fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.
Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Trust may quote a Funds yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing the Funds shares. Such performance information may include the following industry and financial publications- Barrons, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

A Funds "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P(1 + T)n = ERV
Where: P	= 	a hypothetical initial payment of $1,000.
T	= 	average annual total return.
n	= 	number of years.
ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-
, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Funds net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Class A shares average annual total return was as follows for the period indicated:

(1.84)% for the period from inception (July 14, 1997) through November 30, 1997.

The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period would have been 3.37%.

Class B shares average annual total return was as follows for the period indicated:

(1.80)% for the period from inception (July 14, 1997) through November 30, 1997.

The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, the average annual total return for Class B shares for the same period would have been 3.20%.

Class C shares average annual total return was as follows for the period indicated:

2.2% for the period from inception (July 14, 1997) through November 30, 1997.

The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, the average annual total return for Class C shares for the same period would have been 3.20%.

Class Y shares average annual total return was as follows for the period indicated:
(2.92)% for the period from inception (July 14, 1997) through November 30, 1997.

Class Y shares do not incur sales charges nor CDSCs.

Aggregate Total Return

The Funds "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:
ERV - P
P
Where: P 	=	a hypothetical initial payment of $10,000.
ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.
Class A shares aggregate total return was as follows for the period indicated:

(1.84)% for the period from inception (July 14, 1997) through November 30, 1997.

The aggregate total returns figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, the aggregate total return for Class A shares for the same period would have been 3.37%.

Class B shares aggregate total return was as follows for the period indicated:

(1.80)% for the period from inception (July 14, 1997) through November 30, 1997.

The aggregate total returns figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, the aggregate total return for Class B shares for the same period would have been 3.20%.

Class C shares average annual total return was as follows for the period indicated:

2.20% for the period from inception (July 14, 1997) through November 30, 1997.

The aggregate total returns figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, the aggregate total return for Class C shares for the same period would have been 3.20%.

Class Y shares aggregate total return was as follows for the period indicated:

(2.92)% for the period from inception (July 14, 1997) through November 30, 1997.

Class Y shares do not incur sales charges nor CDSCs.

Performance will vary from time to time depends upon market conditions, the composition of the Funds portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies portfolio securities.


TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if the Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.
Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

The portion of the dividends received from the Fund that qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The Fund's holding period will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell or entering into a short sale of substantially identical stock or securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to shares that a corporate shareholder has held for at least 46 days within the meaning of the same holding period rules applicable to the Fund.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends shall be included in the Fund's gross income as of the later of (a) the date that such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared but unpaid, dividends) or (b) the date that the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will he added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On November 20, 1991, July 30, 1993, October 14, 1994 and August 16, 1995, the Trusts name was changed to Shearson Lehman Brothers Income Trust, Smith Barney Shearson Income Trust, Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the Fund. Under its custody agreement with the Fund, PNC holds the Fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Trusts transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Trust. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The Funds Annual Report for the fiscal year ended November 30, 1997 is incorporated herein by reference in its entirety.



	Smith Barney
	Investment
	Trust






SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

	SMITH BARNEY
								      A Member of Travelers
Group




Smith Barney
INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010
	March 30, 1998

This Statement of Additional Information (the "SAI") supplements the information contained in the current Prospectuses of the Smith Barney Intermediate Maturity California Municipals Fund (the "California Fund") and the Smith Barney Intermediate Maturity New York Municipals Fund (the "New York Fund") dated March 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained by contacting a Smith Barney Financial Consultant, or by writing or calling Smith Barney Investment Trust (the "Trust"), of which each of the California Fund and the New York Fund (individually referred to as a "Fund" and collectively referred to as the "Funds") is a series, at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into each Prospectus in its entirety.

TABLE OF CONTENTS

For ease of reference, the section headings used in this SAI are identical to those used in each Prospectus except as noted in parentheses below:

Management of the Trust and the Funds
1
Investment Objectives and Management Policies the New York and
California Fund
6
Purchase of Shares
24
Redemption of Shares
25
Distributor
26
Valuation of Shares
28
Exchange Privilege
29
Performance Data (See in the Prospectuses "Performance ")
29
Taxes (See in the Prospectuses "Dividend, Distribution and Taxes")
33
Additional Information
34
Financial Statements
35
Appendix
36
MANAGEMENT OF THE TRUST AND THE FUNDS
The executive officers of the Funds are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
NAME	SERVICE
Smith Barney Inc. ("Smith Barney" or the
"Distributor")
Mutual Management Corp.
Distributor
("MMC" or the "Adviser" or the "Administrator")
Investment Adviser and
Administrator
PNC Bank, National Association ("PNC" or the
"Custodian)
Custodian
First Data Investor Services Group, Inc.,
("First Data" or the "Transfer Agent")
Transfer Agent

These organizations and the functions they perform for the Funds are discussed in the Prospectuses and in this SAI


TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the Trustees of the Trust and executive officers of the Funds, together with information as to their principal business occupations, are set forth below. The executive officers of the Funds are employees of organizations that provide services to the Funds. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
	Herbert Barg (Age 74). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	*Alfred J. Bianchetti, Trustee (Age 75). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

	Martin Brody, Trustee (Age 76). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

	Dwight B. Crane, Trustee (Age 60). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

	Burt N. Dorsett, Trustee (Age 67). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Trustee of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

	Elliot S. Jaffe, Trustee (Age 71). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

	Stephen E. Kaufman, Trustee (Age 66). Attorney. His address is 277 Park Avenue, New York, New York 10172.

	Joseph J. McCann, Trustee (Age 67). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

	*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
64). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management. Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Cornelius C. Rose, Jr., Trustee (Age 64). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Trustee of Performance Learning Systems, an educational consultant. His address is Fair Oaks, Enfield, New Hampshire 03748.

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Joseph P. Deane, Vice President and Investment Officer (Age 49).
Investment Officer of MMC; Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. Mr. Deane also serves as Investment Officer of 5 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Peter Coffey, Vice President and Investment Officer (Age 52).
Investment Officer of MMC; Managing Director of Smith Barney; Mr. Coffey also serves as Investment Officer of 8 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Christina T. Sydor, Secretary (Age 46), Managing Director of Smith Barney. General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	No officer, director or employee of Smith Barney or any of its affiliates receives any compensation from the Trust for serving as an officer of the Funds or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $8,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each Trustee emeritus who is not an officer, director or employee of Smith Barney or its affiliates receives a fee of $4,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

	For the fiscal year ended November 30, 1997, the Trustees of the Fund were paid the following compensation:






Name of Person



Aggregate
Compensat
ion
from Fund
#
Total
Pension or
Retirement
Benefits
Accured
as part of
Fund Expenses

Compensatio
n
from Fund
and Fund
Complex

Paid to
Trustees

Number of
Funds for
Which
Trustees
Serves
Within
Fund Complex
Herbert Barg
$6100
$0
$101,600
18
Alfred
Bianchetti*
  6100
  0
49,600
13
Martin Brody
  6100
  0
119,814
21
Dwight B. Crane
  6100
  0
133,850
24
Burt N.
Dorsett**
  6100
  0
49,600
13
Elliot S. Jaffe
  6100
  0
48,500
13
Stephen E.
Kaufman
  6100
  0
91,964
15
Joseph J.
McCann
  6100
  0
49,600
13
Heath B.
McLendon *
-
-
-
42
Cornelius C.
Rose, Jr.
  6100
  0
49,600
13

*    Designates an "interested" Trustee.
**  Pursuant to the Fund's deferred compensation plan, Mr. Dorsett elected to
defer the compensation due to him from the Fund.            As of January
1, 1997, Mr. Dorsett elected not to defer his future compensation.

Investment Adviser and Administrator - MMC
The Adviser serves as investment adviser to each of the Funds pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Trust that was approved by the Board of Trustees, including a majority of Trustees who are not "interested persons" of the Trust or the Adviser. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which, in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The services provided by the Adviser under the Investment Advisory Agreement are described in the Prospectuses under "Management of the Trust and the Fund." The Adviser pays the salary of any officer and employee who is employed by both it and the Trust. The Adviser bears all expenses in connection with the performance of its services.
As compensation for investment advisory services, each Fund pays the Adviser a fee computed daily and paid monthly at the annual rate of 0.30% of the Funds average daily net assets.
For the fiscal year ended November 30, 1995, the Funds paid the Adviser investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:



Fees Waived


and Expenses
Fund
Fees Paid
Reimbursed
California Fund
$22,385
$65,910
New York Fund
  82,898
115,831

For the fiscal year ended November 30, 1996, the Funds paid the Adviser investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:


Fees Waived


and Expenses
Fund
Fees Paid
Reimbursed
California Fund
$       0
$128,361
New York Fund
32,306
  122,796

For the fiscal year ended November 30, 1997, the Funds paid the Adviser investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:

Fund
Fees Paid
Fees Waived
California Fund
$20,278
$63,087
New York Fund
  59,523
  90,299

MMC also serves as administrator to the New York and California Funds pursuant to a written agreement (the "Administration Agreement"), which was approved by the Trustees of the Trust, including a majority of Trustees who are not "interested persons" of the Trust or the Administrator. The services provided by the Administrator under the Administration Agreement are described in the Prospectuses under "Management of the Trust and the Fund." The Administrator pays the salary of any officer and employee who is employed by both it and the Trust and bears all expenses in connection with the performance of its services.
As compensation for administrative services rendered to each Fund, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.20% of the Funds average daily net assets.
Prior to June 26, 1995, and July 10, 1995, for New York Fund and California Fund, respectively, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, served as the Funds sub-administrator.

For the fiscal year ended November 30, 1995 the Funds paid the Administrator administration fees and the Administrator waived fees as follows:


Fees Waived


and Expenses
Fund
Fees Paid
Reimbursed
California Fund
$17,121
$37,626
New York Fund
  47,695
  65,864

For the fiscal year ended November 30, 1996 the Funds paid the Administrator administration fees and the Administrator waived fees as follows:


Fees Waived


and Expenses
Fund
Fees Paid
Reimbursed
California Fund
$       0
$85,575
New York Fund
10,906
  92,495
For the fiscal year ended November 30, 1997 the Funds paid the Administrator administration fees and the Administrator waived fees as follows:


Fees Waived


and Expenses
Fund
Fees Paid
Reimbursed
California Fund
$13,518
$42,058
New York Fund
  33,023
  66,858

The Trust bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or MMC, Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Trust. The Trustees who are not "interested persons" of the Trust have selected Stroock & Stroock & Lavan LLP as their counsel.
KPMG Peat Marwick LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the Trust and to render opinions on the Funds financial statements for the fiscal year ending November 30, 1998.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES FOR THE NEW YORK AND
CALIFORNIA FUND

The Prospectuses discuss the investment objective of each Fund and the principal policies to be employed to achieve that objective. Supplemental information is set out below concerning the types of securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

United States Government Securities

Securities issued or guaranteed by the United States government or one of its agencies, authorities or instrumentalities ("U.S. government securities") in which each of the California Fund and the New York Fund may invest include debt obligations of varying maturities issued by the United States Treasury or issued or guaranteed by an agency or instrumentality of the United States government, including the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, neither of the Funds will invest in obligations issued by an instrumentality of the United States government unless the Adviser determines that the instrumentalitys credit risk does not make its securities unsuitable for investment by the Fund.

Municipal Obligations

Each of the Funds invests principally in debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes ("Municipal Obligations"). Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.


Municipal Leases

Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the municipal lease has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with Municipal Obligations; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit the risks, the Fund will purchase either (a) municipal leases that are rated in the four highest categories by Moodys Investor Services, Inc. ("Moodys") or Standard & Poors Corporation ("S&P") or
(b) unrated municipal leases that are purchased principally from domestic banks or other responsible third parties that have entered into an agreement with the Fund providing the seller will either remarket or repurchase the municipal leases within a short period after demand by the Fund.

From time to time, proposals to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations have been introduced before Congress. Similar proposals may be introduced in the future. In addition, the Internal Revenue Code of 1986, as amended, (the "Code") currently provides that small issue private activity bonds will not be tax-exempt if the bonds were issued after December 31, 1986, and the proceeds were used to finance projects other than manufacturing facilities.

Special Considerations Relating To California Exempt Obligations

As indicated in its Prospectus, the California Fund seeks its objective by investing principally in a portfolio of Municipal Obligations, the interest from which is exempt from California State personal income taxes ("California Exempt Obligations").

Some of the significant financial considerations relating to the California Funds investments in California Exempt Obligations are summarized below. This summary information is derived principally from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this SAI and does not purport to be a complete description of any of the considerations mentioned herein. It is also based on the disclosure statement filed in the County of Orange bankruptcy case. The accuracy and completeness of the information contained in such official statements and disclosure statement has not been independently verified.

Risk Factors
Beginning in the 1990-91 fiscal year, California faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceed 800,000.
The recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State has also faced a structural imbalance in its budget with the largest programs supported by the General Fund?K-12 schools and community colleges, health, welfare and corrections?growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) The State experienced recurring budget deficits. The State Controller reported that expenditures exceeded revenues for four of the six fiscal years ending with 1992-93, and were essentially equal in 1993-94. According to the Department of Finance, the State suffered a continuing budget deficit of approximately $2.8 billion in the Special Fund for Economic Uncertainties. (Special Funds account for revenues obtained from specific revenue sources, and which are legally restricted to expenditures for specified purposes.) The 1993-94 Budget Act incorporated a Deficit Reduction Plan to repay this deficit over two years. The original budget for 1993-94 reflected revenues which exceeded expenditures by approximately $2.8 billion. As a result of continuing recession, the excess of revenues over expenditures for the 1993-94 fiscal year was less than $300 million. The accumulated budget deficit at June 30, 1994 was not able to be retired by June 30, 1995 as planned. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95. The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and the reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. At the end of its 1995-96 fiscal year, however, the State did not borrow moneys into "1995-96 Budget", the subsequent fiscal year.
Since the severe recession, California's economy has been recovering. Employment has grown by over 500,000 in 1994 and 1995, and the precession level of total employment is expected to be matched by early 1996. The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (accounting for approximately two-thirds of the job losses), finance and insurance. Residential housing construction, with new permits for under 100,000 annual new units issued in 1994 and 1995, is weaker than in previous recoveries, but has been growing slowly since 1993.
Sectors which are now contributing to California's recovery include construction and related manufacturing, wholesale and retail trade, transportation and several service industries such as amusements and recreation, business services, and management consulting. Electronics is showing modest growth and the rate of decline in aerospace manufacturing is slowly diminishing. As a result of these factors, average 1994 non-farm employment exceeded expectations and grew beyond 1993 levels.
Many California counties continue to be under severe fiscal stress. Such stress has impacted smaller, rural counties and larger urban counties such as Los Angeles, and Orange County which declared bankruptcy in 1994. Orange County has implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy. However, California has experienced recent economic expansion, with growth in employment and in early 1998 the state recorded its lowest unemployment rate since 1990. There can be no assurance this growth trend will continue. 1995-96 Budget
The state began the 1995-96 Fiscal Year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years.
The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.
The Department of Finance released updated projections for the 1995-96 fiscal year in May, 1996, estimating that revenues and transfers to be $46.1 billion, approximately $2 billion over the original fiscal year estimate. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to budget new aid for illegal immigrant costs which had been counted on to allow reductions in costs.
The principal features of the Budget Act were the following:
1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million in appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years.
The budget comprise anticipated a settlement of the CTA v. Gould litigation.
2. Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.
3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General Fund), with no increase in student fees.
4. The updated Budget assumes receipt of $494 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments.
5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the 1995
Governor's Budget.
1996-97 Budget

The 1996-97 Budget Act was signed by the Governor on July 15, 1996, and projected General Fund revenues and transfers of approximately $47.64 billion and General Fund expenditures of approximately $47.25 billion. The Governor vetoed abut $82 million of appropriations (both General Fund and Special
Fund) and the State has implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on or before June 30, 1997. The 1996-97 Budget Act appropriated a budget reserve in the Special Fund for Economic Uncertainties of $305 million, as of June 30, 1997.
The Budget Act contained General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.
The following were the principal features of the 1996-97 Budget Act:
1. Proposition 98 funding for schools and community colleges will increase by about $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 level periods. Almost half of this money was budgeted to fund class-size reduction in kindergarten and grades 1-3.
2. Proposed cuts in health and welfare totaling $660 million. All of these cuts require federal law changes (including welfare reform), federal waivers, or federal budget appropriations in order to be achieved. The 1996-97 Budget Act assumes approval/action by October,
1996, with the savings to be achieved beginning in November, 1996.
The 1996-97 Budget Act was based on continuation of previously approved assistance levels for Aid to Families with Dependent Children and other health and welfare programs, which had been reduced in prior years, including suspension of State authorized cost of living increases.
3. A 4.9 percent increase in funding for the University of California
($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year
"Compact" with the State's higher education units.
4. General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.
5. With respect to aid to local governments, the principal new programs included in the 1996-97 Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.
The 1996-97 Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.
1997-98 Budget
On January 9, 1997, the Governor announced his proposed 1997-98 State budget detailing plans to cut welfare, increase education spending and provide certain tax cuts to businesses and banks. The total spending plan in the amount of approximately $66.6 billion represents an increase of approximately 4% from the 1996-97 State Budget, with an increase in the State's General Fund to approximately $50.3 billion. The Governor announced a proposal to restructure the State's welfare system, placing strict time limits on the provisions of assistance and introducing penalties, and included a plan to increase spending for elementary and secondary schools.
On August 11, 1997, the State Legislature approved a 1997-98 State Budget of approximately $68 billion which included approximately $32 billion for public schools, an increase of approximately $4 billion over the prior year. The Budget also included approximately $100 million for local law enforcement and approximately $75 million in spending to subsidize hospitals that care for large numbers of uninsured patients, as well as approximately $40 million for legal immigrants and an increase of approximately $223 million in welfare spending, including job training. The education portion of the State Budget approved by the Legislature for 1997-98 included approximately $850 million to expand the class-size reduction program and full statutory funding of the Revenue Limit COLA comprising a 2.65% COLA, consistent with the May Revision, Revenue Limit Equalization is as funded in the amount of approximately $261 million for the school district revenue limit equalization for 1996-97.
The final State Budget was signed by the Governor on August 18, 1997 after using his line-item veto authority to veto, with reservation until an acceptable school testing bill is passed, a significant amount of education funding from the State Budget approved by the Legislature. Vetoes which would be restored if a testing bill acceptable to the Governor is passed include approximately $955,000 in Department of Education spending, and approximately $900 million in local assistance. Vetoes not relating to the testing issue, but which need legislation in order to restore the vetoed funds, included more than $20 million in Department of Education spending. The final State Budget also provided approximately $377 million for child care programs administered by the Department of Education and the Department of Social Services, approximately $160 million for welfare-to-work programs, approximately $25 million in adult education funding and approximately $50 million in California community colleges, approximately $100 million to cities and counties to enhance local law enforcement, approximately $55 million in federal funds to local government for the construction of detention facilities and approximately $1.2 billion in deferred general fund contributions to the Public Employees Retirement System. The final State Budget did not include the Governor's proposed 10% tax cut for bank and corporations.


Proposed 1998-99 Budget
In 1997, California experienced employment growth exceeding 3 percent - approximately 400,000 new jobs - and income rose by more than 7 percent. The State's unemployment rate fell during 1997 to a low of 5.8% in November. In fiscal year 1996-97, the State General Fund collections grew by over 6 percent to reach $49.2 billion, and revenue for the 1997-98 and 1998-99 fiscal years is expected to reach $52.9 billion and $55.4 billion, respectively. This represents an annual growth of $3.7 billion (7.5 percent) for 1997-98 and $2.5 billion (4.7 percent) for 1998-99.
The 1998-99 Governor's Budget provides $50 million in General Fund and $200 million in a proposed bond issue to capitalize the Infrastructure and Development Bank, which will provide capital to local governments to help businesses locate and expand in California, and $3 million for the small business loan guarantee program. The Budget also includes an Early Childhood Development Initiative, which is designed to improve the health and development of children from birth to age three and provides additional funds for anti-gang programs and for the apprehension of sexual predators. The Budget proposes an approximately $7 billion investment plan to maintain and build the State's system of schools, water supply, prisons, natural resources, and other Infrastructure.
In addition, the Budget includes approximately $40 billion to be devoted to California's 999 school districts and 58 county offices of education, resulting in estimated total per-pupil expenditures from all sources of $6,620 in fiscal year 1997-98 and $6,749 in 1998-99. Projected state revenues will contribute to a 7 percent increase in Proposition 98 General Fund support for K-12 education in 1998-99. This level of resources result in K-12 Proposition 98 per-pupil expenditures of $5,636 in 1998-99, up from $5,114 in 1996-97 and $5,414 in 1997-98. In addition, approximately $350 million has been allocated to lengthen the school year to 180 days while maintaining sufficient funds for staff development days. The State Budget included a 2.22% COLA for revenue limit, special education, and child development in an amount of $657.4 million which includes school district and county office of education apportionments ($470.6 million), summer school ($4.0 million), special education ($57.8 million), child development ($14.6 million), class size reduction ($33.6 million), and categorical program COLA and growth ($73.7 million); enrollment growth funding of $564.4 million; class size reduction funding in the amount of $547 billion for all pupils in grades K-3 at $818 per pupil; and approximately $2 billion in state bonds for the 1998 election and $2.0 billion for each two years thereafter in 2000, 2002 and 2004 and an additional $135 million for deferred maintenance to be matched locally.
It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and state economic conditions and other factors.
THE FOREGOING DISCUSSION IS BASED ON OFFICIAL STATEMENTS AND OTHER INFORMATION PROVIDED BY THE STATE OF CALIFORNIA. THE STATE HAS INDICATED THAT ITS DISCUSSION OF BUDGETARY INFORMATION IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT; THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.
Recent Voter Initiative
"Proposition 218" or the "Right to vote on Taxes Act" (the "Proposition") was approved by the California electorate at the November, 1996 general election. Officially titled "Voter Approval For Local Government Taxes, Limitation on Fees, Assessments and Charges Initiative Constitutional Amendment," the Act was approved by a majority of the voters voting at the election and adds Articles XIIIC and XIIID to the California Constitution.
The Proposition, among other things, requires local government to follow certain procedures in imposing or increasing any fee or charge as defined. "Fee" or "charge" is defined to mean "any levy other than an ad valorem tax, a special tax or an assessment imposed by an agency upon a parcel or upon a person as an incident of property ownership, including user fees or charges for a property related service."
The procedure required by the Proposition to impose or increase any fee or charge include a public hearing upon the proposed fee or charge and the opportunity to present written protests by the owners of the parcels subject to the proposed fee or charge. If written protests against the proposed fee or charge are presented by a majority of owners of the identified parcels, the local government shall not impose the fee or charge.
The Proposition further provides as follows:
"Except for fees or charges for sewer, water, and refuse collection services, no property related fee or charge shall be imposed or increased unless and until such fee or charge is submitted and approved by a majority vote of the property owners of the property subject to the fee or charge or, at the option of the agency, by a two-thirds vote of the electorate residing in the affected area."
Additionally, the Proposition provides, with respect to standby charges, as follows:
"No fee or charge may be imposed for a service unless that service is actually used by, or immediately available to, the owner of the property in question. Fees or charges based on potential or future use of a service are not permitted. Standby charges, whether characterized as charges or assessments, shall be classified as assessments and shall not be imposed without compliance with Section 4 of this Article."
The Proposition provides that beginning July 1, 1997, all fees and charges shall comply with the Proposition's requirements.
The Proposition is silent with respect to future increases of pre-existing fees or charges which are pledged to payment of indebtedness or obligations previously incurred by the local government. Presumably, the Proposition cannot preempt outstanding contractual obligations protected by the contract impairment clause of the federal constitution. However, with respect to any given situation or case, litigation may be the method which will settle any question concerning the authority of a local government to increase fees or charges outside of the strictures of the Proposition in order to meet contractual obligations.
Proposition 218 also contains a new provision subjecting "matters of reducing or repealing any local tax, assessments and charges" to the initiative power. This means that no city or local agency revenue source is safe from reduction or repeal pursuant to the initiative process.
Litigation concerning various elements of the Proposition may ultimately ensue and clarifying legislation may be enacted.
State Appropriations Limit
The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.
Exempted from the Appropriation Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.
Article XIIIB, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers. Determination of the minimum level of funding is based on several tests set forth in proposition 98. During fiscal year 1991-1992 revenues were smaller than expected, thus reducing the payment owed to schools in 1991-92 under alternate "test" provisions. In response to the changing revenue situation, and to fully fund the Proposition 98 guarantee in the 1991-1992 and 1992-1993 fiscal years without exceeding it, the Legislature enacted legislation to reduce 1991-92 appropriations. The amount budgeted to schools but which exceeded the reduced appropriations was treated as a non-Proposition 98 short-term loan in 1991-92. As part of the 1992-93 Budget, $1.083 billion of the amount budgeted to K-14 schools was designated to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. To maintain per-average daily attendance ("ADA") funding, the 1992-93 Budget included loans of $732 million to K-12 schools and $241 million to community colleges, to be repaid from future Proposition 98 entitlements. The 1993-94 Budget also provided new loans of $609 million to K-12 schools and $178 million to community colleges to maintain ADA funding. These loans have been combined with the 1992-93 fiscal year loans into one loan of $1.760 billion, to be repaid from future years' Proposition 98 entitlements, and conditioned upon maintaining current funding levels per pupil at K-12 schools.
A Sacramento County Superior Court in California Teachers Association, et al. v Gould, et al., ruled that the 1992-93 loans to K-12 schools and community colleges violate Proposition 98. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The parties reached a conditional final settlement of the case in April, 1996. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred, and final approval by the court, which was pending in early July, 1996.
The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools.
Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as expenditures above the current Proposition 98 base circulation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are to be spread over the eight-year period beginning 1994-95 through 2002-03. Once the Director of Finance certifies that a settlement has occurred, approximately $377 million in appropriations from the 1995-96 fiscal year to schools will be disbursed.
Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the California Fund cannot predict the impact of this or related legislation on the bonds in its Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide addition financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such a Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.
State Indebtedness
As of September 1, 1997, the State had over $17.6 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of September 1, 1997. As of September 1, 1997 the State Finance Committee had authorized the issuance of approximately $3.6 billion of general obligation commercial paper notes, but as of that date only $1.2 billion aggregate principal amount of which was issued and outstanding. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of September 1, 1997, the State had approximately $6.1 billion of outstanding General Fund-supported Lease-Purchase Debt.
In addition to the general obligation bonds, State agencies and authorities had approximately $20.86 billion aggregate principal amount of revenue bonds and notes outstanding as of September 1, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from various revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California's systems), housing, health facilities and pollution control facilities.
Litigation
The State is a party to numerous legal proceedings. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees and challenges to the State's use of Public Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve challenges of payments of wages under the Fair Labor Standards Act, the method of determining gross insurance premiums involving health insurance, property tax challenges, and challenges of transfer of moneys from State Treasury special fund accounts to the State's General Fund pursuant to its Budget Acts for certain fiscal years. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligations.

Ratings
During 1996, the ratings of California's general obligation bonds was upgraded by the following rating agencies. Recently Standard & Poor's Ratings Group upgraded its rating of such debt to A+; the same rating has been assigned to such debt by Fitch/IBCA. Moody's Investors Service has assigned such debt an A1 rating. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
The California Fund believes the information summarized above describes some of the more significant aspects relating to it. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the States revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the California Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. California Taxes -
In the opinion of LeBoeuf, Lamb, Greene & MacRae L.L.P., Los Angeles, California, special counsel on California tax matters, under existing law:
The California Fund is not taxable as corporation for California tax purposes. Interest on the underlying Securities owned by the California Fund that is exempt from personal income taxes imposed by the State of California will retain its status as interest exempt from personal income tax imposed by the State of California.
Each Unit Holder of the California Fund will recognize gain or loss on the sale, redemption or other disposition of Securities within the California Fund, or on the sale or other disposition of Unit Holders interest in the California Fund. As a result, a Unit Holder may incur California tax liability upon the sale, redemption or other disposition of Securities within the California Fund or upon the sale or other disposition of his or her Units.
Special Consideration Relating to New York Exempt Obligations

Risk Factors. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Trust has not independently verified this information.
Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.
The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.
Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities. New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.
The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and thereafter improved during calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. The City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2001, with moderating job growth and wage increases. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City has been required to close substantial budget gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.
Pursuant to the New York State Financial Emergency Act for the City of New York (the "Financial Emergency Act" or the "Act"), the City prepares an annual four-year financial plan, which is reviewed and revised on quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects a surplus in the 1998 fiscal year (before discretionary transfers) and substantial budget gaps for each of the 1999, 2000 and 2001 fiscal years. This pattern of current year surplus and projected subsequent year budget gaps has been consistent through virtually the entire period since 1982, during which the City has achieved balanced operating results for each fiscal year. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").
The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State's 1995-96 Financial Plan projects a balanced General Fund. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.
The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1998 through 2001 fiscal years (the "1998-2001 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation ("HHC") and the Board of Education ("BOE") to take actions to offset potential budget shortfalls, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements. Despite these and similar risks and uncertainties, the city has achieved balanced operation results in each of its sixteen years. Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $4.9 billion of general obligation bonds and $7.1 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operation expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.
The City's operating results for the 1996 fiscal year were balanced in accordance with GAAP, after taking into account a discretionary transfer of $224 million, the sixteenth consecutive year of GAAP balanced results.
The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projects a balanced budget in accordance with GAAP for the 1997 fiscal year, after taxing into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.
On June 10, 1997, the City submitted to the Control Board the Financial Plan for the 1998 through 2001 fiscal years, which relates to the City, BOE and the City University to New York ("CUNY") and reflects the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The Financial Plan projects revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The Financial Plan includes increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs, assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the Financial Plan reflects the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 199 fiscal years, and includes actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap closing actions include (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The Financial Plan also sets forth projections for the 1999 through 2001 fiscal years and projects gaps of $1.8 billion and $2.8 billion for the 1999 through 2001 fiscal years.
The Financial Plan assumes approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the Financial Plan assumes will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively. The Financial Plan also assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000, and 2001 fiscal years, respectively, which may depend on the successful completion of negotiation with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and
(iii) State approval of the cost containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The Financial Plan reflects the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have material effect on the City.
The City annually prepares a modification to its financial plan in October or November which amends the financial plan to accommodate any revisions to forecast revenues and expenditures and to specify any additional gap-closing initiatives to the extent required to offset decreases in projected revenues or increases in projected revenues or increases in projected expenditures. The Mayor is expected to publish the first quarter modification (the "Modification") for the 1998 fiscal year in November. Since the preparation of the Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State funded tax relief program which begins a year later than reflected in the Financial Plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year. These changes will be reflected in the Modification. The projections for the 1998 through 2001 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37"), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. Subsequently, the City reached settlements, through agreements to statutory impasse procedures, with bargaining units which, together with the UFT and District Council 37, represent approximately 86% of the City's workforce.
In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, Standard & Poor's revised its rating of City bonds downward to BBB+.
Moody's rating of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 15, 1993, Fitch has rated City bonds A-.
New York State and its Authorities. The State's budget for the State's 1997-1998 fiscal year, commencing on April 1, 1997, was adopted by the Legislature on August 4, 1997. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements for its 1997-1998 fiscal year considered to be necessary for State operations and other purposes. The State Financial Plan for the 1997-1998 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the fiscal year. The 1997-1998 State Financial Plan is expected to be updated in October and January. The 1997-1998 State Financial Plan is projected to be balanced on a cash basis. Total General Fund receipts and transfers from other funds are projected to be $35.09 billion, while total General Fund disbursements and transfers to other funds are projected to be $34.60 billion. The adopted 1997-1998 budget projects a year-over-year increase in General Fund disbursements of 5.2 percent. As compared to the Governor's proposed budget amended in February 1997, the State's adopted budget for 1997-1998 increases General fund spending by $1.7 billion, primarily due to increase for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-1998 fiscal year, increases resources produced in the 1996-1997 fiscal year that will be utilized in 1997-1998, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources.
the 1997-1998 adopted budget includes multi-year tax reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reduction in the State sales tax on clothing, and elimination of assessments on medical providers. The various elements of the State and local tax and assessment reductions have little or no impact on the 1997-1998 Financial Plan, and do not begin to materially affect the out-year projections until the State's 1999-2000 fiscal year.
The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results could differ materially and adversely from projections and those projections may be changed materially and adversely from time to time.
The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-1996, 1996-1997 and 1997-1998 fiscal years, respectively. The 1998-1999 budget gap was projected at $1.68 billion (before the application of any assumed efficiencies) in the out-year projections submitted to the Legislature in February 1997. As a result of changes made in the adopted budget, the 1998-1999 gap is now expected by the State to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. The revised expectations for the 1998-199 fiscal year reflect the loss of $1.4 billion in surplus resources from 1996-1997 operations that are being utilized to finance current year spending, an incremental effect of approximately $300 million in legislated State and local tax reductions in the out-year and other factors.
In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the Federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurrent revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.
Other actions taken in the 1997-1998 adopted budget add further pressure to future State budget balance. For example, the fiscal effects of tax reductions adopted in the 1997-1998 budget are projected to grow more substantially beyond the 1998-1999 fiscal year. The full annual cost of the enacted tax reduction package is estimated by the State at approximately $4.8 billion when fully effective in State fiscal year 2001-2002. In addition, the 1997-1998 budget included multi-year commitments for school aid pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-2002. These spending commitments are subject to annual appropriation.
On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2001 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2002 State fiscal year could grow to nearly $12 billion.
In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. A prolonged delay in the adoption of the State's budget beyond the statutory April 1 deadline without interim appropriations could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.
On August 28, 1997, Standard & Poor's revised its ratings on the State's general obligation bonds from A- to A and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness.
Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1997-98 State Financial Plan.
The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1998-2001 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.
Ratings as Investment Criteria
In general, the ratings of Moodys, S&P and Fitch IBCA, Inc. ("Fitch") represent the opinions of those agencies as to the quality of debt obligations that they rate. These ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. Ratings will be used with respect to the Funds as initial criteria for the selection of portfolio securities; the Funds will also rely upon the independent advice of the Adviser to evaluate potential investments. Among the factors that will be considered by the Adviser are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the ratings of Moodys, S&P and Fitch, together with a brief discussion of the significance of those ratings.

An issue of debt obligations may, subsequent to its purchase by a Fund, cease to be rated or its ratings may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of the debt obligation by a Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the obligation. In addition, to the extent that ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moodys, S&P or Fitch, the Adviser will attempt to use comparable ratings as standards for each Funds investments.
Miscellaneous Investment Policies
Each Fund may invest up to an aggregate amount equal to 10% of its net assets of illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Repurchase Agreements
Both the Funds may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New Yorks list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date.
Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Although the amount of a Funds assets that may be invested in repurchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other securities lacking readily available markets held by the Fund, will not exceed 10% of the Funds net assets.
The value of the securities underlying a repurchase agreement of a Fund will be monitored on an ongoing basis by the Adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Adviser will also monitor, on an ongoing basis to evaluate potential risks, the creditworthiness of the banks and dealers with which a Fund enters into repurchase agreements.

When-Issued and Delayed-Delivery Transactions - Both Funds
When a Fund engages in when-issued or delayed-delivery securities transactions, it will rely on the other party to consummate the trade. Failure of the seller to do so may result in a Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Investment Restrictions
The investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of outstanding shares. Investment restrictions 8 through 13 may be changed by a vote of a majority of the Trusts Board of Trustees at any time.

Under the investment restrictions adopted by the Trust with respect to the
Funds:  No Fund will
1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined in the Prospectuses or this SAI.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9. No Fund will invest in oil, gas or other mineral leases or exploration or development programs.

10. No Fund may write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the Funds investment objective and policies.

11. No Fund will purchase any security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the total outstanding voting stock of any closed-end investment company, or more than 5% of the value of the Funds total assets would be invested in securities of any one or more closed-end investment companies.

12. No Fund will purchase a security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.

13. No Fund may make investments for the purpose of exercising control of management.
Portfolio Transactions
Decisions to buy and sell securities for each Fund are made by the Adviser, subject to the overall review of the Trusts Board of Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by the Adviser, investments of the type that a Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. The Trust has paid no brokerage commissions since its commencement of operations.
Allocation of transactions on behalf of the Funds, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to the Funds shareholders. The primary considerations of the Adviser in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by a Fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Adviser, and the fees of the Adviser are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the Adviser in serving both a Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund.
No Fund will purchase U.S. government securities or Municipal Obligations during the existence of any underwriting or selling group relating to the securities, of which the Adviser is a member, except to the extent permitted by the SEC. Under certain circumstances, a Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation. Portfolio Turnover
While a Funds portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100%. The rate of turnover will not be a limiting factor, however, when a Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

The portfolio turnover rates are as follows:

Year
Year

Ended
Ended
Fund
11/30/97
11/30/96
California Fund
9%
15%
New York Fund
52%
67%

PURCHASE OF SHARES
Volume Discounts
The schedules of sales charges described in the Prospectuses apply to purchases of shares of each Fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individuals spouse and his or her children purchasing shares for his or her own account;
(c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.
Combined Right of Accumulation
Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of shares of a Fund by any "purchaser" (as defined above). The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.
Determination of Public Offering Price
The Funds offer their shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class C shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each Funds financial statements, incorporated by reference in their entirety into this SAI.


REDEMPTION OF SHARES
Detailed information on how to redeem shares of the Funds is included in the Prospectuses. The right of redemption of shares of each Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Funds shareholders. Distribution in Kind
If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.
Automatic Cash Withdrawal Plan
An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of a Fund who own shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholders investment in a Fund, continued withdrawal payments will reduce the shareholders investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
Shareholders of a Fund who wish to participate in the Withdrawal Plan and who hold their shares of the Fund in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Trusts distributor on a best efforts basis pursuant to a written agreement (the Distribution Agreement"), which was approved by the Trusts Board of Trustees.

For the fiscal years ended November 30, 1995, 1996, and 1997, the Distributor received approximately the following in sales charges for the sale of each Funds Class A shares, and did not reallow any portion thereof to dealers:

Year
Year
Year

Ended
Ended
Ended
Fund
11/30/97
11/30/96
11/30/95
California Fund
$37,000
$39,000
$22,000
New York Fund
$46,000
48,000
32,000

For the fiscal years ended November 30, 1995, 1996, and 1997, the Distributor received approximately the following representing CDSC on redemption of each Funds Class A shares:

Year
Year
Year

Ended
Ended
Ended
Fund
11/30/97
11/30/96
11/30/95
California Fund
$--
--
$3,800
New York Fund
$1,000
  2,000
  8,000


For the fiscal years ended November 30, 1995, 1996, and 1997, the Distributor received approximately the following representing CDSC on redemption of each Funds Class C shares:

Year
Year
Year

Ended
Ended
Ended
Fund
11/30/97
11/30/96
11/30/95
California Fund
$1,000
--
$200
New York Fund
$1,000

* The inception dates for Class C shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively
When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investors brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trusts Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal year ended November 30, 1997, Smith Barney incurred distribution expenses totaling approximately $184,083 consisting of approximately $16,558 for advertising, $26,243 for printing and mailing of prospectuses, $56,767 for support services, $83,151 to Smith Barney Financial Consultants, and $1,334 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Funds shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund. Distribution Arrangements for the New York and California Fund
To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, both the New York and California Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the Funds average daily net assets attributable to the Funds Class A and Class C shares. In addition, each Fund pays Smith Barney a distribution fee with respect to the Class C shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. The Class C distribution fee is calculated at the annual rate of 0.20% of the value of each Funds average net assets attributable to the shares of the Class.

The following service and distribution fees were incurred during the periods indicated:
SERVICE FEES
California Fund:




Year
Year
Year

Ended
Ended
Ended

11/30/97
11/30/96
11/30/95
Class A
37,151
$37,644
$36,511
Class C
4,112
   3,583
    1,017




New York Fund:




Year
Year
Year

Ended
Ended
Ended

11/30/97
11/30/96
11/30/95
Class A
72,443
$76,380
$84,263
Class C*
2,468
     1,171
      203




DISTRIBUTION FEES
California Fund:




Year
Year
Year

Ended
Ended
Ended

11/30/97
11/30/96
11/30/95




Class C
5,484
$4,778
$1,356
*The inception dates for Class C of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.
New York Fund:




Year
Year
Year

Ended
Ended
Ended

11/30/97
11/30/96
11/30/95*
Class C
$3,290
$1,562

$271
* The inception dates for Class C shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.
For the fiscal years ended November 30, 1995, 1996 and 1997, Smith Barney, received $123,621, $125,117, and $124,948, respectively, in the aggregate from the Plan.
Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees including all of the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The net asset value per share of each Funds Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing its assets.

In carrying out valuation policies adopted by the Trusts Board of Trustees for the New York and California Fund the Administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust. Debt securities of domestic issuers (other than U.S. government securities and short-term investments), including Municipal Obligations, are valued by the Adviser after consultation with the Pricing Service. U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Trusts Board of Trustees. With respect to other securities held by the Fund, when, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of the Fund may be exchanged without a sales charge for Class A shares of any of the Smith Barney Mutual Funds.
B. Class C shares of any fund may be exchanged without a sales charge.
For purposes of CDSC applicability, Class C shares of the Fund exchanged for Class C shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.
Dealers other than Smith Barney must notify the Transfer Agent of the investors prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.
The exchange privilege enables shareholders in any Smith Barney Mutual Fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.
Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Trust may quote a Funds yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing each Funds shares. Such performance information may include the following industry and financial publications- Barrons, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.
Yield and Equivalent Taxable Yield
A Funds 30-day yield described in the Prospectuses is calculated according to a formula prescribed by the SEC, expressed as follows:


Where:	a  =  Dividends and interest earned during the period
b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
d = The maximum offering price per share on the last day of the period
For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
A Funds "equivalent taxable 30-day yield" for a Class is computed by dividing that portion of the Class 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class yield that is not tax-exempt.
The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that, in periods of declining interest rates, a Funds yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Funds yield for each Class of shares will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.
The yields for the 30-day period ended November 30, 1997 for California Funds Class A, Class C and Class Y shares were 6.13 %, 5.92% and 6.52%, respectively. The yields for the 30-day period ended November 30, 1997 for New York Funds Class A and Class C shares were 6.46% and 6.27%, respectively. The equivalent taxable yields for the 30-day period ended November 30, 1997 assuming payment of Federal income taxes at the rate of 31.0%; California income taxes at the rate of 9.3% for the California Fund shareholders; and New York State and City income taxes at a rate of 10.5% for the New York Fund shareholders would have been as follows: California Funds Class A, Class C and Class Y shares: 4.65%, 4.54% and 4.62%, respectively, and New York Funds Class A and Class C shares: 4.61% and 4.5%, respectively.

Average Annual Total Return

A Funds "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P(1 + T)n = ERV
Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Funds net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.
The following total returns assume that the maximum Class A 2.00% sales charge has been deducted from the investment at the time of purchase and have been restated to show the change in the maximum sales charge. The Funds average annual total return for Class A shares were as follows:
ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
6.13%
New York Fund
6.23%


The Funds average annual total return for Class C shares were as follows:
ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
5.92%
New York Fund*
6.00%
* For the period from December 5, 1994 (inception date) to November 30, 1995

PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1997

Total Return
Fund
(Without Sales Charge)
California Fund
8.36%
New York Fund
7.83%

The Funds average annual total return for Class Y shares were as follows:

ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales Charge)
California Fund*
6.20%

* 	For the period from September 8, 1995 (inception date) to November 30,
1997.
**	As of November 30, 1997, no Class Y shares of New York Fund had been sold.

Aggregate Total Return

A Funds "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:
ERV - P
P
Where:	P 	=	a hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

The Funds aggregate total return for Class A shares were as follows:
ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
6.13%
New York Fund
6.23%

PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(DECEMBER 31, l991)THROUGH NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
45.21%
New York Fund
45.73%
The Funds aggregate total return for Class C shares were as follows:

ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
5.92%
New York Fund*
6.00%
* For the period from December 5, 1994 (inception date) to November 30, l997

PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1997

Total Return
Fund
(Without Sales
Charge)
California Fund
27.90%
New York Fund
25.36%

The Funds aggregate total return for Class Y shares were as follows:


ONE YEAR PERIOD
ENDED NOVEMBER 30, 1997

Total Return
Fund
(Without Sales Charge)
California Fund*
15.01%
*	For the period from September 8, 1995 (inception date) to November 30,
l997.
**	As of November 30, 1997, no Class Y shares of New York Fund had been sold.
It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class net investment income changes in response to fluctuations in interest rates and the expenses of the Fund. Performance will vary from time to time depending upon market conditions, the composition of the Funds portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies portfolio securities.

TAXES

The following is a summary of selected Federal income tax considerations that may affect the Trust and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Trust.
As described above and in the Prospectuses, each Fund is designed to provide investors with current income which is excluded from gross income for Federal income tax purposes, and the California Fund and the New York Fund are designed to provide investors with current income exempt from otherwise applicable state and/or local personal income taxes. The Trust is not intended to be a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Trust would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.
Each Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that a Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to shareholders.
Because the Fund may distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for Federal income tax purposes. In addition, the indebtedness is not deductible by a shareholder of the California Fund for California State personal income tax purposes, nor by a New York Fund shareholder for New York State and New York City personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a Fund that represents income derived from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by the bonds, or a "related person" of the substantial user. Moreover, as noted in the Prospectuses (a) some or all of a Funds exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of a Funds dividends and distributions may affect a corporate shareholders Federal "environmental" tax liability if the environment tax is reinstated as proposed by President Clinton. In addition, the receipt of a Funds dividends and distributions may affect a foreign corporate shareholders Federal "branch profits" tax liability and the Federal and California "excess net passive income" tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal "environmental" tax, the Federal "branch profits" tax, or the Federal or California "excess net passive income" tax. As a general rule, a Funds gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholders gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held the Fund shares for one year or less. Shareholders of each Fund will receive, as more fully described in the Prospectuses, an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of a Funds prior taxable year as to the Federal income tax status of certain dividends or distributions which were received from the Fund during the Funds prior taxable year.
The dollar amount of dividends paid by a Fund that is excluded from Federal income taxation and the dollar amount of dividends paid by a Fund that is subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholders investment in a Fund.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in mutual fund for which the otherwise applicable sales charge is reduced by reason of an reinvestment right (that is exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.
Investors considering buying shares of a Fund on or just prior to the record date for a capital gain distribution should be aware that the amount of the forthcoming distribution payment will be a taxable distribution payment.
If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of shares of a Fund. An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayers regular Federal income tax liability. The discussion above is only a summary of certain tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On November 20, 1991, July 30, 1993, October 14, 1994 and August 16, 1995, the Trusts name was changed to Shearson Lehman Brothers Income Trust, Smith Barney Shearson Income Trust, Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the Fund. Under its custody agreement with the Fund, PNC holds the Fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.
First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Trusts transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Trust. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for out-of-pocket expenses.



FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended November 30, 1997 is incorporated herein by reference in its entirety.


APPENDIX
RATINGS ON DEBT OBLIGATIONS
BOND (AND NOTES) RATINGS
Moody's Investors Service, Inc.
	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.
	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.
	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's
	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
	BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC', `CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
	Plus (+) or Minus (-): The ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.
	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.
	+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.
	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.
	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Fitch IBCA, Inc.
	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

	A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.
	BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
	BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
	B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.
	CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.
	Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.
COMMERCIAL PAPER RATINGS
Moody's Investors Service, Inc.
	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics:
leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard & Poor's
	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch IBCA, Inc.
	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.
	Fitch's short-term ratings are as follows:
	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.
	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.
	F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
	F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.
Duff & Phelps Inc.
	Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.
	Duff 1 - Indicates a high certainty of timely payment.
	Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.
The Thomson BankWatch ("TBW")
	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
	TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



	Smith Barney
	Investment
	Trust






SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

	SMITH BARNEY
								      A Member of Travelers Group

u:/legal/funds/slit/1998/secdocs/slitsai2.doc
1


PART  C
OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

(a)  Financial Statements


	Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Large Capitalization Growth Fund Annual Reports for the fiscal year ended November 30, 1997 were filed on January 30, 1998 as Accession Number 91155-98-000062.


	Included in Part C:

	Consent of Independent Accountants is filed herewith.

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4").

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and
November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January 6, 1995 (the N-14").

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post-Effective Amendment No. 9").

   	(d) Amendment to the Master Trust Agreement dated February 28, 1998 is filed herein.

(2) Registrants by-laws are incorporated by reference to the Registration Statement.

	(3)  Not Applicable.

	(4) (a) Registrants form of stock certificate for Smith Barney
S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

   	(4) (b) Registrants form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective
Amendment No.17 to the Registration Statement filed on February 20, 1998 ("Post-Effective Amendment No. 17").

	(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December
1, 1993 ("Post-Effective Amendment No. 3").

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual
Management Corp. is incorporated by reference to the N-14.

	(c) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment
No.
6").

	(d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

   	(e) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management
 Corp. (f/k/a Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20,
1998 ("Post-Effective Amendment No. 17")

	(6)(a) Distribution Agreement between the Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective
Amendment No. 3.

	(b) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc. (SBA") is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney
Intermediate
Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

	(c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment No. 15.

	(d) Transfer Agency Agreement with First Data Investor Services Group, Inc. (formerly known as "The Shareholder Services Group Inc.")
is incorporated by reference to Post-Effective Amendment No. 3.

	(e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is
 incorporated by reference to Post-Effective Amendment No. 10.

	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

	(11)   Consent of Independent Accountants is filed herewith.


	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-
1
between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and
Smith
Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c)  Form of Shareholder Services and Distribution Plan pursuant to
Rule
12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

   	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney
Large Capitalization Growth Fund is incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement filed on
February 20, 1998 ("Post-Effective Amendment No. 17").

	(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed on April 1, 1993.

	(17)  Financial Data Schedule is filed herewith.

	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

Item 25.	Persons Controlled by or under Common Control with Registrant

		None


Item 26.	Number of Holders of Securities

		(1)				(2)
	Title of Class
	Beneficial Interest par value	Number of Record Holders
	$0.001 per share		as of March 20, 1998


	Intermediate Maturity California 	Class A 462
	Municipals Fund			Class C   75
						Class Y     3

	Intermediate Maturity New York	Class A 1,097
	Municipals Fund			Class C     65


	Smith Barney S&P 500			Class A 572
	Index Fund				Class D     1

	Large Capitalization Growth Fund 	Class A  9,331
						Class B 19,855
						Class C   3,896
						Class Y         8


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser and Administrator - Mutual Management Corp. (f/k/a Smith Barney Mutual Funds Management Inc.), formerly known as Smith Barney Advisers, Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934.

Investment Adviser - Travelers Investment Management Company. (TIMCO). TIMCO serves as the investment adviser for S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) (Travelers). TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.



    The list required by this Item 28 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No.801-07212.

The list required by this Item 28 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).



Item 29.	Principal Underwriters

Consulting Group Capital Markets Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.)

The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York 10013

	(2)	Mutual Management Corp. (f/k/a Smith Barney Mutual Funds
Management Inc.)
		388 Greenwich Street
		New York, New York 10013
		(Records relating to its function as investment adviser to certain of the Funds and administrator to all of the Funds)


(3)	Travelers Investment Management Company
One Tower Square
Hartford, CT 06183-2030
(Records relating to its function as investment adviser to Smith
Barney
S&P 500 Index Fund)

(4)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA  19103
		(Records relating to its function as custodian)

	(5)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
		(Records relating to its function as Transfer Agent and Dividend
		Paying Agent)

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a) 	The Registrant hereby undertakes to furnish to each person
to whom a prospectus of the Registrant is delivered, a copy of the Registrant's latest annual report, upon request and without charge.

485 (b) Certification
	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the
State of New York on the     30th day of March, 1998.

							SMITH BARNEY
							INVESTMENT TRUST

							/s/Heath B. McLendon
							Heath B. McLendon, Chief
							Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title				Date
/s/Heath B. McLendon		Chairman of the Board		3/30/98
Heath B. McLendon		(Chief Executive Officer)


/s/Lewis E. Daidone	Treasurer				3/30/98
Lewis E. Daidone	(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*	Trustee					3/30/98
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee					3/30/98
Alfred J. Bianchetti


/s/Martin Brody*	Trustee					3/30/98
Martin Brody

/s/Dwight B. Crane*	Trustee					3/30/98
Dwight B. Crane

/s/Burt N. Dorsett*	Trustee					3/30/98
Burt N. Dorsett

/s/Elliot S. Jaffe*	Trustee					3/30/98
Elliot S. Jaffe

/s/Stephen E. Kaufman*Trustee					3/30/98
Stephen E. Kaufman

/s/Joseph J. McCann*	Trustee					3/30/98
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee				3/30/98
Cornelius C. Rose, Jr.

_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon




















PART B
STATEMENT OF ADDITIONAL INFORMATION



PART  C
OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

(a)  Financial Statements


	Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Large Capitalization Growth Fund Annual Reports for the fiscal year ended November 30, 1997 were filed on January 30, 1998 as Accession Number 91155-98-000062.


	Included in Part C:

	Consent of Independent Accountants is filed herewith.

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4").

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and
November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January 6, 1995 (the N-14").

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post-Effective Amendment No. 9").

   	(d) Amendment to the Master Trust Agreement dated February 28, 1998 is filed herein.

(2) Registrants by-laws are incorporated by reference to the Registration Statement.

	(3)  Not Applicable.

	(4) (a) Registrants form of stock certificate for Smith Barney
S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

   	(4) (b) Registrants form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective
Amendment No.17 to the Registration Statement filed on February 20, 1998 ("Post-Effective Amendment No. 17").

	(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December
1, 1993 ("Post-Effective Amendment No. 3").

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual
Management Corp. is incorporated by reference to the N-14.

	(c) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment
No.
6").

	(d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

   	(e) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management
 Corp. (f/k/a Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20,
1998 ("Post-Effective Amendment No. 17")

	(6)(a) Distribution Agreement between the Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective
Amendment No. 3.

	(b) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc. (SBA") is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney
Intermediate
Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

	(c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment No. 15.

	(d) Transfer Agency Agreement with First Data Investor Services Group, Inc. (formerly known as "The Shareholder Services Group Inc.")
is incorporated by reference to Post-Effective Amendment No. 3.

	(e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is
 incorporated by reference to Post-Effective Amendment No. 10.

	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

	(11)   Consent of Independent Accountants is filed herewith.


	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-
1
between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and
Smith
Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c)  Form of Shareholder Services and Distribution Plan pursuant to
Rule
12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

   	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney
Large Capitalization Growth Fund is incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement filed on
February 20, 1998 ("Post-Effective Amendment No. 17").

	(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed on April 1, 1993.

	(17)  Financial Data Schedule is filed herewith.

	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

Item 25.	Persons Controlled by or under Common Control with Registrant

		None


Item 26.	Number of Holders of Securities

		(1)				(2)
	Title of Class
	Beneficial Interest par value	Number of Record Holders
	$0.001 per share		as of March 20, 1998


	Intermediate Maturity California 	Class A 462
	Municipals Fund			Class C   75
						Class Y     3

	Intermediate Maturity New York	Class A 1,097
	Municipals Fund			Class C     65


	Smith Barney S&P 500			Class A 572
	Index Fund				Class D     1

	Large Capitalization Growth Fund 	Class A  9,331
						Class B 19,855
						Class C   3,896
						Class Y         8


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser and Administrator - Mutual Management Corp. (f/k/a Smith Barney Mutual Funds Management Inc.), formerly known as Smith Barney Advisers, Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934.

Investment Adviser - Travelers Investment Management Company. (TIMCO). TIMCO serves as the investment adviser for S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) (Travelers). TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.



    The list required by this Item 28 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No.801-07212.

The list required by this Item 28 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).



Item 29.	Principal Underwriters

Consulting Group Capital Markets Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.)

The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York 10013

	(2)	Mutual Management Corp. (f/k/a Smith Barney Mutual Funds
Management Inc.)
		388 Greenwich Street
		New York, New York 10013
		(Records relating to its function as investment adviser to certain of the Funds and administrator to all of the Funds)


(3)	Travelers Investment Management Company
One Tower Square
Hartford, CT 06183-2030
(Records relating to its function as investment adviser to Smith
Barney
S&P 500 Index Fund)

(4)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA  19103
		(Records relating to its function as custodian)

	(5)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
		(Records relating to its function as Transfer Agent and Dividend
		Paying Agent)


Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a) 	The Registrant hereby undertakes to furnish to each person
to whom a prospectus of the Registrant is delivered, a copy of the Registrant's latest annual report, upon request and without charge.

485 (b) Certification
	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the
State of New York on the     30th day of March, 1998.

							SMITH BARNEY
							INVESTMENT TRUST

							/s/Heath B. McLendon
							Heath B. McLendon, Chief
							Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title				Date
/s/Heath B. McLendon		Chairman of the Board		3/30/98
Heath B. McLendon		(Chief Executive Officer)


/s/Lewis E. Daidone	Treasurer				3/30/98
Lewis E. Daidone	(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*	Trustee					3/30/98
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee					3/30/98
Alfred J. Bianchetti


/s/Martin Brody*	Trustee					3/30/98
Martin Brody

/s/Dwight B. Crane*	Trustee					3/30/98
Dwight B. Crane

/s/Burt N. Dorsett*	Trustee					3/30/98
Burt N. Dorsett

/s/Elliot S. Jaffe*	Trustee					3/30/98
Elliot S. Jaffe

/s/Stephen E. Kaufman*Trustee					3/30/98
Stephen E. Kaufman

/s/Joseph J. McCann*	Trustee					3/30/98
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee				3/30/98
Cornelius C. Rose, Jr.

_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon